                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-57791
                                                               File No. 811-2715

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

      Pre-Effective Amendment No. ____                      [ ]
      Post-Effective Amendment No. 50                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

      Amendment No.                50

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
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               (Exact Name of Registrant as Specified in Charter)

       2005 Market Street, Philadelphia, Pennsylvania         19103-7094
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          (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:           June 28, 2005

It is proposed that this filing will become effective:

      [ ] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [X] 60 days after filing pursuant to paragraph (a) (1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a) (2)
      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 C O N T E N T S

This Post-Effective Amendment No. 50 to Registration File No. 2-57791 includes the following:

1.    Facing Page

2.    Contents Page

3.    Part A - Prospectus

4.    Part B - Statement of Additional Information

5.    Part C - Other Information

6.    Signatures

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)
FIXED INCOME









PROSPECTUS  JUNE 28, 2005
--------------------------------------------------------------------------------
            DELAWARE TAX-FREE PENNSYLVANIA FUND
            CLASS A o CLASS B o CLASS C







     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND PROFILE                                          PAGE
Delaware Tax-Free Pennsylvania Fund

HOW WE MANAGE THE FUND                                PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings

WHO MANAGES THE FUND                                  PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                    PAGE
Investing in the Fund
   Choosing a share class
   Dealer compensation
How to reduce your sales charge
How to buy shares
Fair valuation
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes

FINANCIAL HIGHLIGHTS                                  PAGE

GLOSSARY                                              PAGE

PROFILE: DELAWARE TAX-FREE PENNSYLVANIA FUND


WHAT IS THE FUND'S GOAL? Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with preservation of capital. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania state income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that provide income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the personal income taxes of the Commonwealth of Pennsylvania. This is a fundamental investment policy that may not be changed without prior shareholder approval.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, bond prices and the value of the Fund's investments will generally fall. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the Commonwealth of Pennsylvania. Under normal circumstances, the Fund is permitted to invest up to 20% of its net assets in securities subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax. The Fund is considered "non-diversified" under federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks.


For a more complete discussion of risk, please see "The risks of investing in the Fund" on page 10.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND

[ ] Investors seeking monthly income, free from federal and Pennsylvania state and local taxes.
[ ]  Investors with long-term financial goals.

WHO SHOULD NOT INVEST IN THE FUND
[ ]  Investors with very short-term financial goals.
[ ] Investors who are unwilling to accept share prices that may fluctuate especially over the short term.
[ ] Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE TAX-FREE PENNSYLVANIA FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all share classes for one-year, five-year and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

    1995          1996         1997        1998         1999        2000         2001        2002        2003        2004
------------    --------    ---------   ---------   ----------   ----------   ---------   ----------   --------    ---------
   14.72%         3.41%       7.59%        5.03%       -4.76%       9.39%       4.95%        9.00%       5.12%        ____%

As of March 31, 2005, the Fund's Class A shares had a calendar year-to-date return of ____%. During the ten years illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended _____ and its lowest quarterly return was ____% for the quarter ended _____.


The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


                                                                                                            10 YEARS OR
AVERAGE ANNUAL RETURNS for periods ending 12/31/04                               1 YEAR        5 YEARS      LIFETIME**
--------------------------------------------------------------------------    -----------    -----------    -----------
Class A return before taxes                                                       ____%          ____%          ____%
Class A return after taxes on distributions                                       ____%          ____%          ____%
Class A return after taxes on distributions and sale of Fund shares               ____%          ____%          ____%
Class B return before taxes*                                                      ____%          ____%          ____%
Class C return before taxes*                                                      ____%          ____%          ____%
Lehman  Brothers  Municipal  Bond Index  (reflects no  deduction  for fees,
expenses or taxes)                                                                ____%          ____%          ____%


The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.


*Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, returns before taxes for Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Fund were May 2, 1994 and November 29, 1995, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were ____% and ____%, respectively.

WHAT ARE THE FUND'S FEES AND EXPENSES?

SALES CHARGES are fees paid directly from your investments when you buy or sell shares of the Fund.


CLASS                                              A          B            C
------------------------------------------   -------    -------      -------
Maximum sales charge (load) imposed on
purchases as a percentage of offering
price                                           4.50%      none         none

Maximum contingent deferred sales
charge (load) as a percentage of
original purchase price or redemption
price, whichever is lower                       none(1)    4.00%(2)     1.00%(3)

Maximum sales charge (load) imposed on
reinvested dividends                            none       none         none

Redemption fees                                 none       none         none

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

Management fees                                 0.54%      0.54%        0.54%
Distribution and service (12b-1)
fees(4), (5)                                    ____%      1.00%        1.00%
Other expenses                                  ____%      ____%        ____%
Total operating expenses                        ____%      ____%        ____%
Fee waivers and payments(5)                     ____%      ____%        ____%
Net expenses                                    ____%      ____%        ____%


THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

                                          B                       C
CLASS(7)            A       B   (IF REDEEMED)      C   (IF REDEEMED)
-----------     -----   -----   -----------    -----   -------------
1 year          $____   $____         $____    $____           $____
3 years         $____   $____         $____    $____           $____
5 years         $____   $____         $____    $____           $____
10 years        $____   $____         $____    $____           $____


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Delaware Tax-Free Pennsylvania Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%. Class B and Class C shares are subject to a 12b-1 fee of 1.00% of average daily net assets. See the Statement of Additional Information for more information.

(5) The Fund's distributor has contracted to limit the Class A shares' 12b-1 fee through [June 30, 2006] to no more than 0.25% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES

We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We invest primarily in municipal securities paying interest income that is exempt from federal and Pennsylvania income taxes. Determination of whether a bond's income qualifies for tax-exemption is based on the opinion of the bond issuer's legal counsel. The securities we invest in include debt obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities and also other issuers such as Puerto Rico and the Virgin Islands whose bonds are also free of federal and Pennsylvania income taxes.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that provide income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the personal income taxes of the Commonwealth of Pennsylvania. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest at least 80% of its net assets in tax-exempt securities that are described above. We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; or to honor redemption requests. As a result, we may realize losses or capital gains which could be taxable to shareholders.

The Fund intends to invest at least 80% of its net assets in debt obligations that are rated in the top four quality grades, that is BBB or better, by a nationally recognized statistical ratings organization (NRSRO) at the time of purchase. The Fund may buy securities that have not been rated if we believe they are comparable in quality to the top four rating categories. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may invest up to 20% of its net assets in securities with ratings lower than the top four grades and in comparable unrated securities. These securities (commonly known as "junk bonds") are speculative and may involve greater risks and have higher yields.

Under normal circumstances, the Fund may invest up to 20% of its net assets in bonds whose income is subject to the federal alternative minimum tax.

The Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities).

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN

Fixed-income securities offer the potential for greater income payments than stocks, and may also provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may also be free of state income taxes in the state where they are issued.

                       SECURITIES                                              HOW WE USE THEM
-------------------------------------------------------     --------------------------------------------------------
GENERAL OBLIGATION BONDS: Municipal bonds on which the      The Fund may invest without limit in general obligation
payment of principal and interest is secured by the         bonds with an emphasis on bonds rated in the top four
issuer's pledge of its full faith, credit and taxing        quality grades.
power.

REVENUE BONDS: Municipal bonds on which principal and       The Fund may invest without limit in revenue bonds with
interest payments are made from revenues derived from a     an emphasis on bonds rated in the top four quality
particular facility, from the proceeds of a special         grades.
excise tax or from revenue generated by the operating
project. Principal and interest are not secured by the
general taxing power. Tax-exempt industrial development
bonds, in most cases, are a type of revenue bond that
is not backed by the credit of the issuing municipality
and may therefore involve more risk.

INSURED MUNICIPAL BONDS: Various municipal issuers may      The Fund may invest without limit in insured bonds. We
obtain insurance for their obligations. In the event of     focus on the creditworthiness of the actual bond issuer
a default, the insurer is required to make payments of      and its ability to pay interest and principal. We then
interest and principal when due to the bondholders.         evaluate the creditworthiness of the private insurer.
However, there is no assurance that the insurance
company will meet its obligations. Insured obligations      It is possible that a substantial portion of the Fund's
are typically rated in the top quality grades by an         portfolio may consist of municipal bonds that are
NRSRO.                                                      insured by a single insurance company.

                                                            Insurance is available on uninsured bonds and the Fund
                                                            may purchase such insurance directly. We will generally
                                                            do so only if we believe that purchasing and insuring a
                                                            bond provides an investment opportunity at least
                                                            comparable to owning other available insured
                                                            securities.

                                                            The purpose of insurance is to protect against credit
                                                            risk. It does not insure against market risk or
                                                            guarantee the value of the securities in the portfolio
                                                            or the value of shares of the Fund.

PRIVATE ACTIVITY OR PRIVATE PLACEMENT BONDS: Municipal      The Fund may invest up to 20% of its assets in bonds
bond issues whose proceeds are used to finance certain      whose income is subject to the federal alternative
non-government activities, including some types of          minimum tax. This means that a portion of the Fund's
industrial revenue bonds such as privately owned sports     distributions could be subject to the federal
and convention facilities. The Tax Reform Act of 1986       alternative minimum tax that applies to certain
subjects interest income from these bonds to the            taxpayers.
federal alternative minimum tax and makes the
tax-exempt status of certain bonds dependent on the
issuer's compliance with specific requirements after
the bonds are issued.

ADVANCED REFUNDED BONDS: In an advance refunding, the       We may invest without limit in refunded bonds. These
issuer will use the proceeds of a new bond issue to         bonds are generally considered to be of very high
purchase high grade interest bearing debt securities        quality because of the escrow account which typically
that are deposited into an irrevocable escrow account       holds U.S. Treasuries.
held by a trustee bank to secure all future payments of
principal and interest on pre-existing bonds which are
then considered to be "advance refunded bonds." Escrow
secured bonds often receive the highest rating from S&P
and Moody's.

                       SECURITIES                                              HOW WE USE THEM
-------------------------------------------------------     --------------------------------------------------------
MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION          The Fund may invest in municipal lease obligations
(COPS): COPs are widely used by state and local             primarily through certificates of participation.
governments to finance the purchase of property and
facilities. COPs are like installment purchase              As with its other investments, the Fund expects its
agreements. A governmental corporation may create a COP     investments in municipal lease obligations to be exempt
when it issues long-term bonds to pay for the               from regular federal income taxes.
acquisition of property or facilities. The property or
facilities are then leased to a municipality, which         We invest only in certificates of participation that
makes lease payments to repay interest and principal to     are rated within the four highest rating categories of
the holders of the bonds. Once the lease payments are       NRSRO. We may also invest in unrated COPs that we
completed, the municipality gains ownership of the          believe to be of comparable quality. We believe this
property for a nominal sum.                                 quality strategy mitigates the risk of
                                                            non-appropriation which is described below.

                                                            A feature that distinguishes COPs from municipal debt
                                                            is that leases typically contain a "nonappropriation"
                                                            or "abatement" clause. This means the municipality
                                                            leasing the property or facility must use its best
                                                            efforts to make lease payments, but may terminate the
                                                            lease without penalty if its legislature or other
                                                            appropriating body does not allocate the necessary
                                                            money. In such a case, the creator of the COP, or its
                                                            agent, is typically entitled to repossess the property.
                                                            In most cases, however, the market value of the
                                                            property will be less than the amount the municipality
                                                            was paying.

                                                            COPs will be considered illiquid and subject to the
                                                            Fund's limitation on illiquid securities unless we
                                                            determine they are liquid according to the guidelines
                                                            set by the Board of Trustees.

INVERSE FLOATERS: Inverse floaters are a type of            The Fund may invest in inverse floaters to the extent
derivative tax-exempt obligation with floating or           that investments in these securities, when combined
variable interest rates that move in the opposite           with futures contracts, options on futures contracts
direction of short-term interest rates, usually at an       and securities that are rated below investment grade,
accelerated speed. Consequently, the market values of       do not exceed 20% of the Fund's total assets.
inverse floaters will generally be more volatile than
other tax-exempt investments.                               Investment in inverse floaters could increase the
                                                            volatility of the Fund's share price.

VARIABLE RATE AND FLOATING RATE OBLIGATIONS: These          The Fund may purchase "floating-rate" and
obligations pay interest at rates that are not fixed,       "variable-rate" obligations. We generally do not intend
but instead vary with changes in specified market rates     to invest more than 5% of the Fund's net assets in
or indexes on pre-designated dates.                         these instruments.

HIGH-YIELD, HIGHER RISK MUNICIPAL BONDS: Municipal debt     The Fund may invest up to 20% of its net assets in
obligations rated lower than investment grade by an         high-yield, high-risk fixed-income securities. We will
NRSRO or, if unrated, of comparable quality. These          not invest in securities that are rated lower than B by
securities are often referred to as "junk bonds" and        S&P or similarly by another rating agency. We will not
are considered to be of poor standing and predominately     invest in unrated bonds that we consider to be of a
speculative.                                                quality lower than B.

RESTRICTED SECURITIES: Privately placed securities          The Fund may invest in privately placed securities
whose resale is restricted under securities law.            including those that are eligible for resale only among
                                                            certain institutional buyers without registration,
                                                            which are commonly known as Rule 144A Securities.

ILLIQUID SECURITIES: Securities that do not have a          The Fund may invest up to 10% of net assets in illiquid
ready market, and cannot be easily sold within seven        securities.
days at approximately the price that a fund has valued
them.

The Fund may also invest in other securities including repurchase agreements and enter into futures and options on futures contracts. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

BORROWING FROM BANKS The Fund may borrow money, but normally does not do so, as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

PURCHASING SECURITIES ON A WHEN-ISSUED BASIS The Fund may buy securities on a when-issued basis; that is, make a commitment to buy a security with settlement up to 45 days later. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

TEMPORARY DEFENSIVE POSITIONS In response to unfavorable market conditions, the Fund may make temporary investments in taxable obligations of the U.S. government, its agencies and instrumentalities. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these investments, the Fund may be unable to achieve its investment objective.

PORTFOLIO TURNOVER RATE We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. Higher turnover can result in increased transaction costs for investors and may affect the Fund's performance

THE RISKS OF INVESTING IN THE FUND

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

                          RISKS                                        HOW WE STRIVE TO MANAGE THEM
-------------------------------------------------------     --------------------------------------------------------
INTEREST RATE RISK is the risk that securities,             Because interest rate movements can be unpredictable,
particularly bonds with longer maturities, will             we do not try to increase return by aggressively
decrease in value if interest rates rise.                   capitalizing on interest rate moves. We do attempt to
                                                            manage the duration of the Fund in order to take
                                                            advantage of our market outlook, especially on a longer
                                                            term basis.

MARKET RISK is the risk that all or a majority of the       We maintain a long-term investment approach and focus
securities in a certain market - like the stock or bond     on bonds that we believe will provide a steady income
market - will decline in value because of factors such      stream over an extended period of time regardless of
as economic conditions, future expectations or investor     interim market fluctuations. We do not try to predict
confidence.                                                 overall market movements and though we may hold
                                                            securities for any amount of time, we generally do not
                                                            trade for short-term purposes.

INDUSTRY AND SECURITY RISK is the risk that the value       We generally spread the Fund's assets across different
of securities in a particular industry or the value of      types of municipal bonds and among bonds representing
an individual security will decline because of changing     different industries and regions within a state. We
expectations for the performance of that industry or        also follow a rigorous selection process before
for the individual issuer of the security.                  choosing securities for the portfolio.

CREDIT RISK is the possibility that a bond's issuer (or     We conduct careful credit analysis of individual bonds.
an entity that insures the bond) will be unable to make     We focus on high quality bonds and limit our holdings
timely payments of interest and principal.                  of bonds rated below investment grade. We also hold a
                                                            number of different bonds in the portfolio. All of this
In the case of municipal bonds, issuers may be affected     is designed to help reduce credit risk.
by poor economic conditions in their state.

HIGH-YIELD, HIGH-RISK MUNICIPAL BONDS: Investing in         We limit the amount of which the Fund may be invested
so-called "junk bonds" entails the risk of principal        in lower quality higher yielding bonds.
loss, which may be greater than the risk involved in
investment grade bonds. High-yield bonds are sometimes
issued by municipalities with lesser financial strength
and therefore less ability to make projected debt
payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high-yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high-yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry which backs the bond would pose a significant risk.

CALL RISK is the risk that a bond issuer will prepay        We take into consideration the likelihood of prepayment
the bond during periods of low interest rates, forcing      when we select bonds and in certain environments may
an investor to reinvest their money at interest rates       look for bonds that have protection against early
that might be lower than rates on the called bond.          prepayment.

LIQUIDITY RISK is the possibility that securities           We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund has valued them.

                          RISKS                                        HOW WE STRIVE TO MANAGE THEM
-------------------------------------------------------     --------------------------------------------------------
NON-DIVERSIFIED FUNDS: Non-diversified funds have the       The Fund is a non-diversified investment company,
flexibility to invest as much as 50% of their assets in     subject to this risk. Nevertheless, we typically hold
as few as two issuers provided no single issuer             securities from a variety of different issuers
accounts for more than 25% of the portfolio. The            representing different sectors and different types of
remaining 50% of the portfolio must be diversified so       municipal projects. We also perform extensive credit
that no more than 5% of the fund's assets is invested       analysis on all securities. We are particularly
in the securities of a single issuer. When a fund           diligent in reviewing the credit status of bonds that
invests its assets in fewer issuers, the value of fund      represent a larger percentage of portfolio assets.
shares may increase or decrease more rapidly than if
the fund were fully diversified. If a fund were to
invest a large portion of its assets in a single
issuer, the fund could be significantly affected if
that issuer was unable to satisfy its financial
obligations.

GEOGRAPHIC CONCENTRATION RISK is the risk that a fund       The Fund invests primarily in a specific state and may
which concentrates on investments from a particular         be subject to geographic concentration risk. However,
state or region could be adversely affected by              we believe that the economies and municipal bond
political and economic conditions in that state or          markets in Pennsylvania are broad enough to satisfy our
region. There is also a risk if that there could be an      investment needs. In addition, we have the flexibility
inadequate supply of municipal bonds in a particular        to invest in issuers in Puerto Rico and the Virgin
state.                                                      Islands whose bonds are also free of Pennsylvania state
                                                            income taxes.

ALTERNATIVE MINIMUM TAX RISK: If a fund invests in          The Fund may invest up to 20% of its assets in bonds
bonds whose income is subject to an alternative minimum     whose income is subject to the federal alternative
tax, that portion of the fund's distributions would be      minimum tax.
taxable for shareholders who are subject to this tax.


DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information (SAI).

WHO MANAGES THE FUND

INVESTMENT MANAGER

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid ____% of average daily net assets for the last fiscal year.

PORTFOLIO MANAGERS

Patrick P. Coyne, Joseph R. Baxter and Robert F. Collins have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Coyne assumed primary responsibility for managing the Fund in November 1996. Mr. Baxter and Mr. Collins assumed responsibility in May 2003 and June 2004, respectively.

PATRICK P. COYNE, Executive Vice President/Managing Director/Chief Investment Officer - Equity, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

JOSEPH R. BAXTER, Senior Vice President/Head of Municipal Bond Investments, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

ROBERT F. COLLINS, Vice President/Senior Portfolio Manager, is a graduate of Ursinus College where he earned his Bachelor of Arts degree in economics. Prior to joining Delaware Investments in 2004, he co-managed the municipal portfolio management group within PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, Mr. Collins headed the municipal fixed income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA Charterholder and a former president of the Financial Analysts of Wilmington.

The SAI for the Fund provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of other securities in the Fund.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

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                             [GRAPHIC APPEARS HERE]

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients - analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A

o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information for details.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

CLASS A SALES CHARGES

The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering may be greater or lesser than the percentage shown.

          AMOUNT OF PURCHASE                SALES CHARGE AS % OF OFFERING PRICE    SALES CHARGE AS % OF AMOUNT INVESTED
----------------------------------------    -----------------------------------    ------------------------------------
          Less than $100,000                               4.50%                                   5.13%
      $100,000 but under $250,000                          3.50%                                   4.00%
      $250,000 but under $500,000                          2.50%                                   3.00%
     $500,000 but under $1,000,000                         2.00%                                   2.44%


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. See Dealer compensation on page 17 for a description of the amount of dealer commission that is paid.

          AMOUNT OF PURCHASE                SALES CHARGE AS % OF OFFERING PRICE    SALES CHARGE AS % OF AMOUNT INVESTED
----------------------------------------    -----------------------------------    ------------------------------------
      $1 million up to $5 million                          none                                    none
  Next $20 million up to $25 million                       none                                    none
        Amount over $25 million                            none                                    none

CLASS B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Your financial advisor who sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

                                 CLASS A(1)   CLASS B(2)     CLASS C(3)
                                 ----------   -----------    ----------
COMMISSION (%)                            -          4.00%         1.00%
  Investment up to $99,999             4.00%            -             -
  $100,000 to $249,999                 3.00%            -             -
  $250,000 to $499,999                 2.00%            -             -
  $500,000 to $999,999                 1.60%            -             -
  $1,000,000 to $4,999,999             1.00%            -             -
  $5,000,000 to $24,999,999            0.50%            -             -
  $25,000,000 or more                  0.25%            -             -
                                 ----------   -----------    ----------
12b-1 FEE TO DEALER                    0.30%         0.25%         1.00%
                                 ----------   -----------    ----------


(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of Trustees that went into effect on June 1, 1992 a lesser amount may be paid. The maximum 12b-1 fee applicable to Class A shares is 0.30%, however the Distributor has contracted to limit this amount to 0.25% through [June 30, 2006].

(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.
(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

HOW TO REDUCE YOUR SALES CHARGE


We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information (such as your Delaware Investments fund holdings and the names of qualifying family members and their holdings) to your financial advisor or the Fund in order to qualify for a reduction in sales charges.


                                                                                        SHARE CLASS
                                                            -----------------------------------------------------------------------
PROGRAM                            HOW IT WORKS                        A                        B                       C
----------------------   --------------------------------   ---------------------    ---------------------    ---------------------
Letter of Intent         Through a Letter of Intent you                X             Although the Letter of Intent and Rights of
                         agree to invest a certain amount                            Accumulation do not apply to the purchase of
                         in Delaware Investments funds                               Class B and Class C shares, you can combine
                         (except money market funds with                             your purchase of Class A shares with your
                         no sales charge) over a 13-month                            purchase of Class B and Class C shares to
                         period to qualify for reduced                               fulfill your Letter of Intent or qualify for
                         front-end sales charges.                                    Rights of Accumulation.

Rights of Accumulation   You can combine your holdings or              X
                         purchases of all funds in the
                         Delaware Investments family
                         (except money market funds with
                         no sales charge) as well as the
                         holdings and purchases of your
                         spouse and children under 21 to
                         qualify for reduced front-end
                         sales charges.

Reinvestment of          Up to 12 months after you redeem   For Class A, you will    For Class B, your        Not available.
Redeemed Shares          shares, you can reinvest the       not have to pay an       account will be
                         proceeds without paying a sales    additional front-end     credited with the
                         charge as noted to the right.      sales charge.            contingent deferred
                                                                                     sales charge you
                                                                                     previously paid on
                                                                                     the amount you are
                                                                                     reinvesting. Your
                                                                                     schedule for
                                                                                     contingent deferred
                                                                                     sales charges and
                                                                                     conversion to Class A
                                                                                     will not start over
                                                                                     again; it will pick
                                                                                     up from the point at
                                                                                     which you redeemed
                                                                                     your shares.

HOW TO BUY SHARES

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THROUGH YOUR FINANCIAL ADVISOR

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

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BY MAIL

Complete an investment slip and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application with your check.

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BY WIRE

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

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BY EXCHANGE

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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THROUGH AUTOMATED SHAREHOLDER SERVICES

You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum initial purchase is $250, and you can make additional investments of $25 or more.

The price you pay for shares will depend on when we receive your purchase order. If we (or an authorized agent) receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order. In particular, we reserve the right to reject any specific purchase order for any person whose transactions seem to follow a "market timing" pattern.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days, we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and its possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

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THROUGH YOUR FINANCIAL ADVISOR

Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

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BY MAIL

You can redeem your shares (sell them back to the Fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.

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BY TELEPHONE

You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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BY WIRE

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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THROUGH AUTOMATED SHAREHOLDER SERVICES

You can redeem shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we (or an authorized agent) receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS

If you redeem shares and your account balance falls below the Fund's required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ONLINE ACCOUNT ACCESS

Online Account Access is a password-protected area of the Delaware Investments web site that gives you access to your account information and allows you to perform transactions in secure environment.

ELECTRONIC DELIVERY

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online, in a secure environment, at any time from anywhere.

WEALTH BUILDER OPTION

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES

You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused.

MONEYLINE(SM) ON DEMAND SERVICE

Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

SYSTEMATIC WITHDRAWAL PLAN

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

FREQUENT TRADING OF FUND SHARES

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of fund shares and avoid frequent trading in fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect the Fund's performance.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the a fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price. Any fund that invests in securities that are, among other things, thinly-traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

TRANSACTION MONITORING PROCEDURES The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers/ dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in fund shares attributable to a particular investor who effects purchase and/or exchange activity in fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends daily and monthly, respectively. The Fund will also distribute net capital gains, if any, annually. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Dividends paid by the Fund are generally expected to be exempt from federal income tax. However, they must be included in the tax base for determining how much of a shareholder's Social Security benefits are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Fund on their federal income tax returns.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax laws.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.


Distributions paid by the Fund that are attributable to interest on Pennsylvania state and municipal obligations or qualifying obligations of the United States and certain of its territories or possessions, the interest on which is exempt from state taxation under the laws of Pennsylvania or the United States, will be exempt from Pennsylvania personal income tax. For shareholders who are residents of Philadelphia, income from these sources, as well as distributions paid by the Fund designated as capital gain dividends for federal income tax purposes, will also be exempt from Philadelphia School District income tax.

Shares of the Fund are exempt from Pennsylvania county personal property tax to the extent the portfolio securities consist of Pennsylvania state and municipal obligations or qualifying obligations of the United States and its agencies and instrumentalities on the annual assessment date. It should be noted, however, that at present, Pennsylvania counties generally have stopped assessing personal property taxes. This is due, in part, to ongoing litigation challenging the validity of the tax.

Shareholders of the Fund will receive notification from the Fund annually as to the taxability of such distributions in Pennsylvania.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

                                                                                                                      CLASS A
                                                                                                                    Year ended
DELAWARE TAX-FREE PENNSYLVANIA FUND                               2/28/05      2/29/04     2/28/03       2/28/02     2/28/01
-------------------------------------------------------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                            $     ____   $    8.140   $    7.950   $    7.820   $    7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                 ____        0.365        0.374        0.387        0.402
Net realized and unrealized gain (loss) on investments                ____        0.110        0.189        0.130        0.360
                                                                ----------   ----------   ----------   ----------   ----------
Total from investment operations                                      ____        0.475        0.563        0.517        0.762
                                                                ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                 ____       (0.365)      (0.373)      (0.387)      (0.402)
                                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                                     ____       (0.365)      (0.373)      (0.387)      (0.402)
                                                                ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                        ____   $    8.250   $    8.140   $    7.950   $    7.820
                                                                ==========   ==========   ==========   ==========   ==========
TOTAL RETURN(1)                                                       ____%        6.00%        7.29%        6.78%       10.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $     ____   $  638,325   $  669,042   $  682,030   $  695,329
Ratio of expenses to average net assets                               ____%        0.90%        0.92%        0.89%        0.92%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                               ____%        0.94%        0.92%        0.89%        0.92%
Ratio of net investment income to average net assets                  ____%        4.47%        4.69%        4.92%        5.26%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                       ____%        4.43%        4.69%        4.92%        5.26%
Portfolio turnover                                                    ____%          12%          18%          38%          23%

                                                                                                                      CLASS B
                                                                                                                    Year ended
DELAWARE TAX-FREE PENNSYLVANIA FUND                               2/28/05      2/29/04     2/28/03       2/28/02     2/28/01
-------------------------------------------------------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                            $     ____   $    8.140   $    7.950   $    7.820   $    7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                 ____        0.301        0.312        0.324        0.341
Net realized and unrealized gain (loss) on investments                ____        0.110        0.189        0.130        0.360
                                                                ----------   ----------   ----------   ----------   ----------
Total from investment operations                                      ____        0.411        0.501        0.454        0.701
                                                                ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                 ____       (0.301)      (0.311)      (0.324)      (0.341)
                                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                                     ____       (0.301)      (0.311)      (0.324)      (0.341)
                                                                ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                        ____   $    8.250   $    8.140   $    7.950   $    7.820
                                                                ==========   ==========   ==========   ==========   ==========
TOTAL RETURN(1)                                                       ____%        5.17%        6.46%        5.93%        9.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $     ____   $   29,589   $   34,914   $   37,533   $   36,350
Ratio of expenses to average net assets                               ____%        1.68%        1.70%        1.69%        1.72%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                             ____%        1.68%        1.70%        1.69%        1.72%
Ratio of net investment income to average net assets                  ____%        3.69%        3.91%        4.12%        4.46%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                     ____%        3.69%        3.91%        4.12%        4.46%
Portfolio turnover                                                    ____%          12%          18%          38%          23%

                                                                                                                      CLASS C
                                                                                                                    Year ended
DELAWARE TAX-FREE PENNSYLVANIA FUND                               2/28/05      2/29/04     2/28/03       2/28/02     2/28/01
-------------------------------------------------------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                            $     ____   $    8.140   $    7.950   $    7.820   $    7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                 ____        0.301        0.312        0.324        0.340
Net realized and unrealized gain (loss) on investments                ____        0.110        0.189        0.130        0.360
                                                                ----------   ----------   ----------   ----------   ----------
Total from investment operations                                      ____        0.411        0.501        0.454        0.700
                                                                ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                 ____       (0.301)      (0.311)      (0.324)      (0.340)
                                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                                     ____       (0.301)      (0.311)      (0.324)      (0.340)
                                                                ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                        ____   $    8.250   $    8.140   $    7.950   $    7.820
                                                                ==========   ==========   ==========   ==========   ==========
TOTAL RETURN(1)                                                       ____%        5.17%        6.46%        5.93%        9.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $     ____   $    6,070   $    5,197   $    4,512   $    3,898
Ratio of expenses to average net assets                               ____%        1.68%        1.70%        1.69%        1.72%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                             ____%        1.68%        1.70%        1.69%        1.72%
Ratio of net investment income to average net assets                  ____%        3.69%        3.91%        4.12%        4.46%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                     ____%        3.69%        3.91%        4.12%        4.46%
Portfolio turnover                                                    ____%          12%          18%          38%          23%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME

Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from
- Net realized gain on investments."

NET ASSET VALUE (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS

Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS

We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER

This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.

GLOSSARY

HOW TO USE THIS GLOSSARY

The glossary contains definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST

Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY

An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND

A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL

The amount of money you invest.

CAPITAL APPRECIATION

An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION

The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING

Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND

A debt security issued by a corporation. See Bond.

DEPRECIATION

A decline in an investment's value.

DIVERSIFICATION

The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION

Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION

A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO

A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR

Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES

With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LEHMAN BROTHERS MUNICIPAL BOND INDEX

The Lehman Brothers Municipal Bond Index is an index that includes approximately 15,000 bonds. To be included in the index, a municipal bond must meet the following criteria: a minimum credit rating of at least Baa; has been part of a deal of at least $50 million; been issued within the last five years, and has a maturity of at least two years. Bonds subject to the Alternative Minimum Tax are excluded. Bonds with floating or zero coupons are also excluded

MANAGEMENT FEE

The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD REGULATION, INC. (NASDR(SM))

The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION  (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

NET ASSET VALUE (NAV)

The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS

Net assets, for the purposes of a fund's 80% investment policy, equals the total value of all assets in a fund's portfolio, minus any liabilities, plus the amount of borrowings for investment purposes, if any.

PREFERRED STOCK

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO

A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL

Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM

To cash in your shares by selling them back to the mutual fund.

RISK

Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE

Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES

Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE

Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION

A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT

Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE TAX-FREE      Additional information about the Fund's investments is
PENNSYLVANIA FUND      available in the Fund's annual and semiannual reports to
                       shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current
                       Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange
                       Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005
                       Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

                       You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

                       WEB SITE
                       www.delawareinvestments.com

                       E-MAIL
                       service@delinvest.com

                       SHAREHOLDER SERVICE CENTER
                       800 523-1918
                       Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern Time:
                       o For fund information, literature, price, yield and performance figures.

                       o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

                       DELAPHONE SERVICE
                       800 362-FUND (800 362-3863)

                       o For convenient access to account information or current performance information on all Delaware Investments funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

                       DELAWARE FUND SYMBOLS
                       Delaware Tax-Free Pennsylvania Fund     CUSIP     NASDAQ
                       -----------------------------------   ---------  --------
                       Class A                               233216100   DELIX
                       Class B                               233216209   DPTBX
                       Class C                               233216308   DPTCX

                       Investment Company Act file number: 811-2715

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial advisor or call Delaware Investments at 800 523-1918.

INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA  19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

DELAWARE GROUP STATE TAX-FREE INCOME TRUST

DELAWARE TAX-FREE PENNSYLVANIA FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PART B

STATEMENT OF
ADDITIONAL INFORMATION

JUNE 28, 2005


                                          Delaware
                                          Investments(R)
                                          -----------------------------------
                                          A member of Lincoln Financial Group

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 28, 2005

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
                       DELAWARE TAX-FREE PENNSYLVANIA FUND

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

       FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES: NATIONWIDE 800 523-1918

         DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 800 362-7500

         Delaware Group State Tax-Free Income Trust (the "Trust") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Fund offers three retail classes: Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Fund Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated June 28, 2005, as it may be amended from time to time. Part B should be read in conjunction with the Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of the independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 523-1918.

                      TABLE OF CONTENTS

                                                        PAGE
                                                        ----
COVER PAGE
INVESTMENT OBJECTIVES AND POLICIES
PERFORMANCE INFORMATION
TRADING PRACTICES AND BROKERAGE
PURCHASING SHARES
INVESTMENT PLANS
DETERMINING OFFERING PRICE AND NET ASSET VALUE
REDEMPTION AND EXCHANGE
DIVIDENDS AND DISTRIBUTIONS
TAXES
INVESTMENT MANAGEMENT AGREEMENT
OFFICERS AND TRUSTEES
GENERAL INFORMATION
FINANCIAL STATEMENTS

APPENDIX A--INVESTING IN PENNSYLVANIA TAX-EXEMPT
OBLIGATIONS

APPENDIX B--DESCRIPTION OF RATINGS

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved.

         The Fund seeks to achieve its investment objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Pennsylvania state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Pennsylvania tax-exempt debt obligations which are rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         See Appendix B - --Description of Ratings for a description of S&P, Moody's and Fitch ratings.

         The principal risk to which the Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Fund will invest in both types.

         The Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.

         The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. From time to time, the Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes.

         Under abnormal conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities.

         The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

         1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

         2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

         3.       reinvest the earnings from securities in like securities; or

         4.       defray normal administrative expenses.

DIVERSIFICATION

         The Fund is registered as a nondiversified investment company. The Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Fund may invest its assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Fund were fully diversified. In the event the Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. The Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities.

INVESTMENT RESTRICTIONS

         FUNDAMENTAL RESTRICTIONS--The Trust has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 (the "1940 Act"), any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL RESTRICTIONS - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. No Fund may invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following sets forth additional non-fundamental investment restrictions for the Fund.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments as in this section.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3.       Sell securities short.

         4.       Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of the Fund's net assets in illiquid assets.

         6.       Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interests therein.

         8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan. Not more than 10% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days.

         9. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         10.      Invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA TAX-EXEMPT SECURITIES

         Delaware Tax-Free Pennsylvania Fund concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

         Certain additional investment information about the Fund's policies is provided below.

REPURCHASE AGREEMENTS

         While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

MUNICIPAL BONDS

         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general capital expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

PRIVATE PURPOSE BONDS

         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of Fund distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

MUNICIPAL BOND INSURANCE

         The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA"), AMBAC Indemnity Corporation ("AMBAC"), XL Capital Assurance ("XLCA") and CIFG are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Fund will be insured. Accordingly, from time to time a substantial portion of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top investment grades by Moody's, S&P, and Fitch, most insured obligations will qualify for investment under the Fund's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Fund believes such investments are consistent with its fundamental investment policies and restrictions.

MUNICIPAL LEASES

         The Fund may invest a portion of its assets in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Fund will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch, or in unrated COPs believed to be of comparable quality.

         The Fund follows certain guidelines to determine whether the COPs held in the Fund's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

FUTURES

         The Fund may invest in futures contracts and options on futures contracts to the extent that investments in these securities when combined with invest floaters and below investment grade securities (described below) do not exceed 20% of the Fund's total assets. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts for the Fund, which consists of a substantial number of municipal securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

         With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

         To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         In addition, when the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

VARIABLE OR FLOATING RATE DEMAND NOTES

         The Fund may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but generally does not intend to invest more than 5% of its net assets in these instruments. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

         Variable or floating rate demand notes ("VRDN") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments the Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board. If the quality of any VRDN falls below the quality level required by the Board and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

INVERSE FLOATERS

         The Fund may invest in inverse floaters subject to certain limitations. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments and may increase the volatility of the value of shares of the Fund.

WHEN-ISSUED SECURITIES

         The Fund may invest in "when-issued securities" for which the Fund will designate enough cash or securities to cover its obligations, and which the Fund will value the designated assets daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of transaction. During this period between the date of commitment and the date of delivery, the Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in the Fund having unrealized appreciation or depreciation which would affect the net asset value of its shares.

HIGH YIELD, HIGH RISK SECURITIES

         The Fund may invest up to 20% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by S&P, Baa by Moody's and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than B by S&P, B by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix B - Description of Ratings for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. If a security held by the Fund falls below such ratings, the Manager may commence the orderly sale of such security or continue to hold the security pending a workout or refinancing of the security, if it determined by the Manager that holding the security will create greater value for the Fund.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

RESTRICTED SECURITIES

         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         Investing in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's percentage limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed its percentage limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

CONCENTRATION

         In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

         The Fund has adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of the Fund's portfolio holdings monthly, with a thirty-day lag, on the Fund's website, www.delawarefunds.com. In addition, on a ten-day lag, we also make available a month-end summary listing of the number of the Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

         Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

         Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Fund, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

         Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION

         From time to time, the Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-year and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares (the "Limited CDSC") applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                   P(1 + T) (TO THE POWER ON n) = ERV

         Where:      P  =     a hypothetical initial purchase order of $1,000
                              from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                     T  =     average annual total return;

                     n  =     number of years;

                   ERV  =     redeemable value of the hypothetical $1,000
                              purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

         The performance of Class A Shares, as shown below, is the average annual total return quotations of the Fund through February 28, 2005. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.50% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge.

         The performance of Class B Shares and Class C Shares, as shown below, is the average annual total return quotations for the Fund through February 28, 2005. The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at February 28, 2005. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at February 28, 2005 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

         The average annual total return for each Class is shown for the one-year, five-year or 10-year period ending February 28, 2005. If a Class has not been in existence for a full one-year, five-year or 10-year year period, then the life-of-fund returns are shown. Life-of-fund returns are not shown if performance information exists for the 10-year period.

                           AVERAGE ANNUAL TOTAL RETURN

                                                                                  1 YEAR       5 YEARS     10 YEARS
                                                                                   ENDED        ENDED        ENDED       LIFE OF
DELAWARE TAX-FREE PENNSYLVANIA FUND(1)                                           2/29/04(2)    2/29/04      2/29/04       FUND(5)
------------------------------------------------------------------------------   ----------  ---------    ---------     ---------
Class A (at offer before taxes)(3)                                                   ____%        ____%        ____%        ----
Class A (at offer after taxes on distributions)(3)                                   ____%        ____%        ____%        ----
Class A (at offer after taxes on distributions and sale of fund shares)(3)           ____%        ____%        ____%        ----
Class A (at NAV before taxes)                                                        ____%        ____%        ____%        ----
Class B (including CDSC before taxes)(4)                                             ____%        ____%         N/A         ____%
Class B (including CDSC after taxes on distributions)(4)                             ____%        ____%         N/A         ____%
Class B (including CDSC after taxes on distributions and sale of fund shares)(4)     ____%        ____%         N/A         ____%
Class B (excluding CDSC before taxes)                                                ____%        ____%         N/A         ____%
Class C (including CDSC before taxes)                                                ____%        ____%         N/A         ____%
Class C (including CDSC after taxes on distributions)                                ____%        ____%         N/A         ____%
Class C (including CDSC after taxes on distributions and sale of fund shares)        ____%        ____%         N/A         ____%
Class C (excluding CDSC before taxes)                                                ____%        ____%         N/A         ____%

(1) Delaware Tax-Free Pennsylvania Fund began paying applicable 12b-1 plan expenses on June 1, 1992 and prior performance does not reflect such payments.

(2) Reflects applicable 12b-1 plan expense cap during the period. See Plans Under Rule 12b-1 for the Fund Classes for information regarding the expense cap for the Fund.

(3) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.

(4) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

(5) Date of initial public offering of Class A Shares was March 23, 1977; date of initial public offering of Class B Shares was May 2, 1994; and date of initial public offering of Class C Shares was November 29, 1995.

         The Fund may also quote its current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                             YIELD = 2[((a - b)/cd) + 1)(TO THE POWER OF 6) - 1]

         Where:   a    =     dividends and interest earned during the period;

                  b    =     expenses accrued for the period
                             (net of reimbursements);

                  c    =     the average daily number of shares outstanding
                             during the period that were entitled to
                             receive dividends;

                  d    =     the maximum offering price per share on the
                             last day of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields of Class A Shares, Class B Shares and Class C Shares of the Fund as of February 28, 2005 using this formula were as follows:

              CLASS A SHARES(1)    CLASS B SHARES    CLASS C SHARES
              -----------------    --------------    --------------
                    ----%               ----%             ----%

                (1) Reflects applicable 12b-1 plan expense cap during the
                    period. See Plans Under Rule 12b-1 for the Fund Classes for information regarding the expense cap for the Fund.

         Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields for the Fund reflect the waiver and payment of fees by the distributor. Actual yield may be affected by variations in sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

         The Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. The tax equivalent yield is computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated marginal income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         The taxable equivalent yields for the Fund for the 30-day period ended February 28, 2005 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.

                                                         PENNSYLVANIA
                                      -------------------------------------------------
DELAWARE TAX-FREE PENNSYLVANIA FUND    [27.10%]     [30.02%]     [34.88%]     [36.82%]
-----------------------------------   ----------   ----------   ----------   ----------
Class A Shares(1)                        ____%        ____%        ____%        ____%
Class B Shares                           ____%        ____%        ____%        ____%
Class C Shares                           ____%        ____%        ____%        ____%

        (1) Reflects applicable 12b-1 plan expense cap during the period. See Plans Under Rule 12b-1 for the Fund Classes for information regarding the expense cap for the Fund.

         Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the Fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

DOLLAR-COST AVERAGING

         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval - for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services - Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option - that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

          INVESTMENT AMOUNT     PRICE PER SHARE   NUMBER OF SHARES PURCHASED
          -----------------     ---------------   --------------------------
             Month 1 $100          $  10.00                   10
             Month 2 $100          $  12.50                    8
             Month 3 $100          $   5.00                   12
             Month 4 $100          $  10.00                   10
          -----------------     ---------------   --------------------------
                     $400          $  37.50                   48

Total Amount Invested:  $400
Total Number of Shares Purchased: 48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from Delaware Investments.

THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         [During the past three fiscal years, there were no brokerage commissions paid by the Fund.]

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the NASD Regulation, Inc. ("NASDRSM") rules, and subject to seeking best execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees.


PORTFOLIO TURNOVER

         Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of the Fund and taxes payable the Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's securities at the beginning of the year were replaced by the end of the year, of if a single investment was frequently traded. Investing to achieve its investment objective, the Fund may hold securities for any period of time. To the extent the Fund realizes gains on securities head for less than six months, such gains are taxable to the shareholder subject to tax or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes.

         The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the Fund's portfolio turnover rates were ____% for 2005 and 12% for 2004. [The Fund generally has a portfolio turnover rate below 100%.]


PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares and has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.

         The minimum initial purchase is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of its shares of the Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASDRSM has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.50%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase and (vi) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application of any expenses under the Fund's 12b-1 Plans.

         The Distributor has contracted to limit the Class A Shares 12b-1 Plan expenses through [June 30, 2006] to no more than 0.25% of average daily net assets.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS

         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

CLASS A SHARES

         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

DEALER'S COMMISSION

         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.


         In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of the Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES

         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of the Trust (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit the Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, the Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Fund under the Plans, and its Distribution Agreement, is on an annual basis up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.

         Effective June 1, 1992, the Board of Trustees has determined that the annual fee payable on a monthly basis for Class A Shares of Delaware Tax-Free Pennsylvania Fund, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating Class A Shares' 12b-1 expense, such expense is a Class expense so that all such shareholders of the Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate per share. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A Shares will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current basis for calculating the fees which will be payable under the Plans with respect to Class A Shares, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         The Distributor has contracted to limit the Class A Shares 12b-1 Plan expenses through [June 30, 2006]to no more than 0.25% of average daily net assets.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.

         Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended February 28, 2005, 12b-1 payments from Class A Shares, Class B Shares and Class C Shares of the Fund were as follows:

         DELAWARE TAX-FREE PENNSYLVANIA FUND     CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
         -----------------------------------     --------------       --------------       --------------
         Advertising                                     $____                $____                $____
         Annual/Semi Annual Reports                      $____                $____                $____
         Broker Trails                                   $____                $____                $____
         Broker Sales Charges                            $____                $____                $____
         Dealer Service Expenses                         $____                $____                $____
         Interest on Broker Sales Charges                $____                $____                $____
         Commissions to Wholesalers                      $____                $____                $____
         Promotional - Broker Meetings                   $____                $____                $____
         Promotional - Other                             $____                $____                $____
         Prospectus Printing                             $____                $____                $____
         Telephone                                       $____                $____                $____
         Other                                           $____                $____                $____
         Total                                           $____                $____                $____

OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.


SPECIAL PURCHASE FEATURES - CLASS A SHARES


BUYING CLASS A SHARES AT NET ASSET VALUE

         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, Trustees/Directors and employees of the Trust, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

         Shareholders who own Class A Shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         The Trust must be notified in advance that the trade qualifies for purchase at net asset value.

LETTER OF INTENTION

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds available from the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

COMBINED PURCHASES PRIVILEGE

         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other holdings of shares of funds in the Delaware Investments family.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHTS OF ACCUMULATION

         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund as well as shares of any other class of any of the funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE

         Holders of Class A Shares and Class B Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT

         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to a Fund Class. Such purchases, which must meet the minimum subsequent purchase requirements stated in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FAMILY OF FUNDS

         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

INVESTING BY EXCHANGE

         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds.

Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING BY ELECTRONIC FUND TRANSFER

         Direct Deposit Purchase Plan - Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan - Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL

         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MONEYLINE(SM) DEMAND

         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION

         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus and Redemption and Exchange in this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

ASSET PLANNER

         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by the Fund after receipt of the order by the Fund, its agent or other certain authorized persons. See Distribution and Service under Investment Management Agreement. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Trust's financial statements which are incorporated by reference into this Part B.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Fund shares outstanding. In determining the Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees are accrued daily.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. Exchanges are subject to the requirements of the Fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         For a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which there may be a bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


TELEPHONE REDEMPTION AND EXCHANGE

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION - CHECK TO YOUR ADDRESS OF RECORD

         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION - PROCEEDS TO YOUR BANK

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND

         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

SYSTEMATIC WITHDRAWAL PLANS

         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE

         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES

         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares); and (iii) distributions from an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the applicable Limited CDSC for Class A Shares and CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND DISTRIBUTIONS

         Dividends, if any, are declared each day the Fund is open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Trust will mail a quarterly statement showing dividends paid and all the transactions made during the period.

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that each Class will alone incur distribution fees under its 12b-1 Plan. See Plans Under Rule 12b-1.

         Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 (JGTRRA)

         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA) .The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

REDUCTION OF TAX RATE ON DIVIDENDS

         Qualifying dividends received by the funds after December 31, 2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payers who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.

REDUCTION OF TAX RATE ON CAPITAL GAINS

         Under JGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

BACK-UP WITHHOLDING CHANGES

         Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.

TAXES

FEDERAL INCOME TAX ASPECTS

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Distributions by the Fund representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing exempt-interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

         For federal income tax purposes, portfolio securities of Delaware Tax-Free Pennsylvania Fund had net unrealized appreciation at February 28, 2005 of $____ on the basis of specific cost.

         Distributions representing net interest income received by the Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by the Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Fund.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

         The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisors in this matter before purchasing shares of the Fund.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes.

STATE AND LOCAL TAXES

         See Taxes in the Prospectus for a discussion of Pennsylvania taxation. Shares of the Fund may be taxable for purposes of, as applicable, Pennsylvania inheritance and estate tax.

         Shareholders of the Fund who are residents of the City of Pittsburgh may be required to pay Pittsburgh School District and City personal property tax on their equitable interest of that portion of the assets of the Fund which are not exempt from such tax. However, since the Trust's inception, all of its assets have been exempt from such tax.

         The Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Pennsylvania personal income taxes and from certain other Pennsylvania state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of the Fund's distribution is subject to the federal alternative minimum tax should that Fund invest in "private purpose" bonds.

         Distributions by the Fund may not be exempt from state or local income tax in states other than, as applicable, Pennsylvania. Shareholders of the Fund are advised to consult their own tax advisor in this regard.

         The Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of the Board of Trustees of the Trust.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate of more than [$95] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         The Investment Management Agreement for the Fund is dated May 1, 2000 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days notice by the trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The Investment Management Agreement provides that the Fund shall pay the Manager a management fee equal to (on an annual basis) 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on the average daily net assets in excess of $2.5 billion.

         On February 28, 2005, the total net assets of the Fund was $_____.

         The investment management fees paid for each Fund for the past three fiscal years were as follows:

         FEBRUARY 28, 2005        FEBRUARY 29, 2004        FEBRUARY 28, 2003
         -----------------        -----------------        -----------------
             $_____ paid           $3,695,975 paid          $ 3,794,399 paid


         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

PROXY VOTING POLICY

         The Fund has formally delegated to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Manager's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

         In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Manager clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. The information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Manager receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the

Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

DISTRIBUTION AND SERVICE

         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor for the Fund under a Distribution Agreement dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD shall: (i) promote the sale of the Fund's shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"); (ii) create messaging and packaging for certain non-regulatory sales and marketing materials related to the Fund; and (iii) produce such non-regulatory sales and marketing materials related to the Fund. The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is calculated and paid monthly, to LFD for the sales of shares of the retail funds of Delaware Investments Family of Funds (excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

                                                                    BASIS POINTS
                                                                      ON SALES
                                                                    -----------
          Retail Mutual Funds (Class A, B and C Shares)                  0.50%
          Merrill Lynch Connect Program                                  0.25%
          Registered Investment Advisors and
           H.D. Vest Institutional Classes                               0.45%
          Citigroup Global Capital Markets, Inc.
           (formerly Salomon Smith Barney) and
           Delaware International Value Equity Fund Class I Shares          0%

        In addition to the non-recurring fee set forth above, the Distributor pays LFD a fee at the annual rate set forth below of the average daily net assets of Fund shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries, including those Fund shares sold before the date of this Agreement.

                                                                    BASIS POINTS
                                                                     ON SALES
                                                                    ------------
          Retail Mutual Funds (including shares of money
           market funds and house accounts
           and shares redeemed within 30 days of purchase)               0.04%
          Merrill Lynch Connect Program                                     0%
          Registered Investment Advisors and
           H.D. Vest Institutional Classes                               0.04%
          Citigroup Global Capital Markets, Inc.
           (formerly Salomon Smith Barney) and
           Delaware International Value Equity Fund Class I Shares       0.04%

        The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

        The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an agreement dated April 19, 2001. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Board of Trustees annually review fees paid to the Distributor and the Transfer Agent.

         The Fund has authorized one or more brokers to accept on their behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee effecting transactions through a broker or agent.

PORTFOLIO MANAGERS

         The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of February 28, 2005, unless otherwise noted.

                                                                                       TOTAL ASSETS IN
                                                                                        ACCOUNTS WITH
                                      NO. OF                   NO. OF ACCOUNTS WITH      PERFORMANCE-
                                     ACCOUNTS  TOTAL ASSETS   PERFORMANCE-BASED FEES      BASED FEES
                                     --------  ------------   ----------------------   ---------------
PATRICK P. COYNE
Registered Investment Companies           8   $1,465,422,633            0                     $0
Other Pooled Investment Vehicles          0         $0                  0                     $0
Other Accounts                            3    $14,563,137              0                     $0
JOSEPH R. BAXTER
Registered Investment Companies          27   $3,510,600,000            0                     $0
Other Pooled Investment Vehicles          0         $0                  0                     $0
Other Accounts                           22   $1,073,200,000            0                     $0
ROBERT F. COLLINS
Registered Investment Companies          27   $3,510,600,000            0                     $0
Other Pooled Investment Vehicles          0         $0                  0                     $0
Other Accounts                           22   $1,073,200,000            0                     $0

CONFLICTS OF INTEREST

         Individual portfolio managers may perform investment management services for other accounts similar to these provided to the Funds and the investment action for each account and Fund may differ. For example, an account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

         Some of the accounts managed by the portfolio managers have performance-based fees. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

         A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the investment manager's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION STRUCTURE

         Each portfolio's manager's compensation consists of the following:

         A. BASE SALARIES - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

         B. BONUS - Fixed Income Teams. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund's Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan Associates and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

         C. DEFERRED COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

         D. STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln National Corporation.

         The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment personnel with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

         Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

         E. OTHER COMPENSATION - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

OWNERSHIP OF SECURITIES

         [As of February 28, 2005, none of the portfolio managers owned shares of the Delaware Tax-Free Pennsylvania Fund.]


OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds available from the Delaware Investments family. [As of June 1, 2005, the Trust's officers and trustees, as a group, owned less than 1% of each of the Class A Shares, B Shares and C Shares of the Fund.]

         As of June 1, 2005, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares and Class C Shares of the Fund:

CLASS                            NAME AND ADDRESS OF ACCOUNT   SHARE AMOUNT   PERCENTAGE
------------------------------   ---------------------------   ------------   ----------
Delaware Tax-Free Pennsylvania
 Fund Class A Shares
Delaware Tax-Free Pennsylvania
 Fund Class B Shares
Delaware Tax-Free Pennsylvania
 Fund Class C Shares

         DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services Corporation are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and Delaware International Advisers Ltd. are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

         Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years.

                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS               POSITION(S)      LENGTH OF TIME     PRINCIPAL OCCUPATION(S)    COMPLEX BY TRUSTEE    HELD BY TRUSTEE OR
AND BIRTH DATE            HELD WITH TRUST        SERVED           DURING PAST 5 YEARS          OR OFFICER              OFFICER
-----------------------   ---------------  -----------------  ---------------------------  ------------------    -------------------
Jude T. Driscoll                                               Mr. Driscoll has served in
2005 Market Street                             5 years -           various executive
Philadelphia, PA 19103       Chairman/     Executive Officer    capacities at different
                           President and                           times at Delaware               92                   None
March 10, 1963                Trustee      2 years - Trustee          Investments.

INDEPENDENT TRUSTEES

                                                                   Private Investor -
THOMAS L. BENNETT                                                (March 2004 - Present)
2005 Market Street
Philadelphia, PA 19103                      Since March 23,       Investment Manager -
                              Trustee             2005            Morgan Stanley & Co.             92                   None
October 4, 1947                                               (January 1984 - March 2004)

                                                                      President -
JOHN A. FRY                                                   Franklin & Marshall College
2005 Market Street                                               (June 2002 - Present)
Philadelphia, PA 19103                                                                                               Director -
                                                               Executive Vice President -                         Community Health
May 28, 1960                  Trustee           4 years        University of Pennsylvania          92                  Systems
                                                                (April 1995 - June 2002)

ANTHONY D. KNERR
2005 Market Street                                            Founder/Managing Director -
Philadelphia, PA 19103                                         Anthony Knerr & Associates
                              Trustee           12 years         (Strategic Consulting)             92                  None
December 7, 1938                                                    (1990 - Present)

                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS               POSITION(S)      LENGTH OF TIME     PRINCIPAL OCCUPATION(S)    COMPLEX BY TRUSTEE    HELD BY TRUSTEE OR
AND BIRTH DATE            HELD WITH TRUST        SERVED           DURING PAST 5 YEARS          OR OFFICER              OFFICER
-----------------------   ---------------  -----------------  ---------------------------  ------------------    -------------------
LUCINDA S. LANDRETH
2005 Market Street                                             Chief Financial Officer -
Philadelphia, PA 19103                                               Assurant, Inc.
                              Trustee       Since March 23,           (Insurance)                  92                   None
June 24, 1947                                     2005               (2002 - 2004)
                                                                                                                 Director and Audit
                                                                                                                       Committee
ANN R. LEVEN                                                                                                     Chairperson - Andy
2005 Market Street                                                                                               Warhol Foundation
Philadelphia, PA 19103                                           Treasurer/Chief Fiscal
                                                               Officer - National Gallery                        Director and Audit
November 1, 1940              Trustee           16 years                 of Art                    92            Committee Member -
                                                                     (1994 - 1999)                                  Systemax Inc.
                                                                                                                     Director -
                                                                                                                    Banner Health

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Center Point Energy

THOMAS F. MADISON                                                                                                Director and Audit
2005 Market Street                                                                                               Committee Member -
Philadelphia, PA 19103                                         President/Chief Executive                         Digital River Inc.
                                                                Officer - MLM Partners,
February 25, 1936                                                         Inc.                                   Director and Audit
                                                              (Small Business Investing &                        Committee Member -
                              Trustee           11 years              Consulting)                  92            Rimage Corporation
                                                                (January 1993 - Present)
                                                                                                                     Director -
                                                                                                                 Valmont Industries,
                                                                                                                        Inc.

                                                                Vice President/Mergers &
                                                                     Acquisitions -
JANET L. YEOMANS                                                     3M Corporation
2005 Market Street                                              (January 2003 - Present)
Philadelphia, PA 19103
                                                                  Ms. Yeomans has held

July 31, 1948                 Trustee           6 years            various management              92                   None
                                                              positions at 3M Corporation
                                                                      since 1983.
                                                                                                                 Director and Audit
J. RICHARD ZECHER                                                                                                Committee Member -
2005 Market Street                                                                                               Investor Analytics
Philadelphia, PA 19103                                                 Founder -
                                            Since March 23,        Investor Analytics                            Director and Audit
July 3, 1940                  Trustee             2005             (Risk Management)               92            Committee Member -
                                                                  (May 1999 - Present)                              Oxigene, Inc.

                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS               POSITION(S)      LENGTH OF TIME     PRINCIPAL OCCUPATION(S)    COMPLEX BY TRUSTEE    HELD BY TRUSTEE OR
AND BIRTH DATE            HELD WITH TRUST        SERVED           DURING PAST 5 YEARS          OR OFFICER              OFFICER
-----------------------   ---------------  -----------------  ---------------------------  ------------------    -------------------
MICHAEL P. BISHOF                                               Mr. Bishof has served in
2005 Market Street          Senior Vice                            various executive
Philadelphia, PA 19103    President/Chief   Chief Financial     capacities at different
                             Financial       Officer since         times at Delaware               92                  None(3)
August 18, 1962               Officer      February 17, 2005          Investments

RICHELLE S. MAESTRO                                            Ms. Maestro has served in
2005 Market Street         Executive Vice                          various executive
Philadelphia, PA 19103    President/Chief       2 years         capacities at different            92                  None(3)
                           Legal Officer                           times at Delaware
November 26, 1957          and Secretary                              Investments.

JOHN J. O'CONNOR                                               Mr. O'Connor has served in
2005 Market Street          Senior Vice                            various executive
Philadelphia, PA 19103       President/     Treasurer since     capacities at different            92                  None(3)
                             Treasurer     February 17, 2005       times at Delaware
June 16, 1957                                                         Investments

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

         Following is additional information regarding investment professionals affiliated with the Trust.

NAME, ADDRESS                                                                          PRINCIPAL OCCUPATION(S) DURING PAST
AND BIRTH DATE           POSITION(S) HELD WITH THE TRUST    LENGTH OF TIME SERVED                     5 YEARS
----------------------   -------------------------------    ---------------------    -------------------------------------
PATRICK P. COYNE
2005 Market Street
Philadelphia, PA 19103      Executive Vice President/                                     Mr. Coyne has served in various
                             Managing Director/Chief                1 year           capacities at different times at Delaware
April 14, 1963             Investment Officer - Equity                                              Investments.

JOSEPH R. BAXTER
2005 Market Street
Philadelphia, PA 19103                                                                    Mr. Baxter has served in various
                          Senior Vice President/Head of            2 years           capacities at different times at Delaware
July 31, 1958               Municipal Bond Investment                                               Investments.

ROBERT F. COLLINS                                                                     During the past five years, Mr. Collins
2005 Market Street                                                                     has served in various capacities as a
Philadelphia, PA 19103                                                                  Vice President/Director of Portfolio
                           Senior Vice President/Senior             1 year             Management of the Municipal Investment
May 26, 1956                    Portfolio Manager                                              Group at PNC Advisors.

         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2004.

                                                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                             DOLLAR RANGE OF EQUITY     REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
TRUSTEES                     SECURITIES IN THE FUND                 FAMILY OF INVESTMENT COMPANIES
----------------------   --------------------------     ------------------------------------------------------
Jude T. Driscoll                         None                           $50,001 - $100,000
Walter A. Babich(1)                      None                             Over $100,000
Thomas L. Bennett(2)                     None                                  None
John H. Durham(1)                        None                             Over $100,000
John A. Fry                              None(3)                         Over $100,000
Anthony D. Knerr                         None                           $10,001 - $50,000
Lucinda S. Landreth(2)                   None                                  None
Ann R. Leven                             None                             Over $100,000
Thomas F. Madison                        None                           $10,001 - $50,000
Janet L. Yeomans                         None                           $50,001 - $100,000
J. Richard Zecher(2)                     None                                  None


(1) Messrs. Babich and Durham retired from the Board on March 22, 2005.
(2) Trustee was elected to the Board on March 23, 2005; ownership information provided as of that date.
(3) As of December 31, 2004, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares of the Fund outside of the Plan as of December 31, 2004.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended February 28, 2005 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/ Directors as of February 28, 2005. Only the independent trustees of the Trust receive compensation from the Trust.

                                 AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL     TOTAL COMPENSATION FROM THE
                             COMPENSATION FROM    BENEFITS ACCRUED AS PART       BENEFITS UPON        INVESTMENT COMPANIES IN
NAME                             THE TRUST            OF FUND EXPENSES          RETIREMENT(1)         DELAWARE INVESTMENTS(2)
--------------------------   -----------------    ------------------------    ------------------    ----------------------------
Walter P. Babich                   $_____                   None                    $70,000                      $_____
Thomas L. Bennett                   N/A                     N/A                       N/A                         N/A
John H. Durham                     $_____                   None                    $70,000                      $_____
John A. Fry                        $_____                   None                    $70,000                      $_____
Anthony D. Knerr                   $_____                   None                    $70,000                      $_____
Lucinda S. Landreth                 N/A                     N/A                       N/A                         N/A
Ann R. Leven                       $_____                   None                    $70,000                      $_____
Thomas F. Madison                  $_____                   None                    $70,000                      $_____
Janet L. Yeomans                   $_____                   None                    $70,000                      $_____
J. Richard Zecher                   N/A                     N/A                       N/A                         N/A

(1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of February 28, 2005, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director currently receives a total annual retainer fee of $70,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the nominating and corporate governance committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the audit and nominating and corporate governance committees each receive an annual retainer of $10,000 and $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $25,000.

(3) In addition to this compensation, for the 12-month period ended on February 28, 2005, Mr. Fry received $_____ in professional fees from Voyageur Funds for services provided to the Fund's Board.

(4) Walter P. Babich and John H. Durham retired from the Board of Trustees of the Trust and each of the 32 investment companies in the Delaware Investments family on March 22, 2005. Thomas L. Bennett, Lucinda S. Landreth and J. Richard Zecher joined the Board of Trustees/Directors of the 32 investment companies in the Delaware Investments family on March 23, 2005.

         The Board of Trustees has the following committees:

         Audit Committee. This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent registered public accounting firm thereof, and acts as a liaison between the Delaware Investments funds' independent registered public accounting firm and the full Board of Trustees. The Audit Committee of the Fund consists of the following four independent trustees appointed by the Board: Thomas F. Madison, Chairperson; Thomas L. Bennett, Jan L. Yeomans and J. Richard Zecher. The Audit Committee held six meetings during the Trust's last fiscal year.

         Nominating and Corporate Governance Committee. This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating and Corporate Governance Committee will consider selections for Board of Directors nominations from shareholders. The Nominating and Corporate Governance Committee of the Fund currently consists of the following three trustees appointed by the Board: Anthony D. Knerr, Chairperson; John A. Fry and Lucinda S. Landreth, all of whom are independent. The Nominating Committee held 11 meetings during the Trust's last fiscal year.

         Independent Trustee Committee. This committee develops and recommends to the Board a set of corporate goverance principles and oversees the evaluation of the Board, its committees and its activities. The Independent Trustee Committee of the Fund currently consists of the following eight independent Trustees/Directors: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Jan L. Yeomans and J. Richard Zecher. The Independent Trustee Committee held 5 meetings during the Trust's last fiscal year.


GENERAL INFORMATION

         The Trust is an open-end management investment company. The Fund's portfolio of assets is nondiversified as defined by the 1940 Act. The Trust was organized as a Pennsylvania business trust on November 23, 1976 and reorganized as a Delaware business trust on April 29, 2000.

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Fund is made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         The Board of Trustees is responsible for overseeing the performance of the Fund's investment advisor and determining whether to approve and/or renew the Fund's investment management agreement. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         o The nature, extent and quality of the services provided by the investment advisor.

         o The investment performance of the Fund's assets managed by the investment advisor.

         o The fair market value of the services provided by the investment advisor.

         o Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

         o The extent to which the investment advisor has realized or will realize economies of scale as the Fund grows.

         o Other benefits accruing to the investment advisor or its affiliates from its relationship with the Fund.

         o The investment advisor's management of the operating expenses of the Fund, such as transaction costs, including how portfolio transactions for the Fund are conducted and brokers are chosen.

         At its annual contract review meeting (the "Annual Meeting"), the Board of Trustees was presented with information concerning each Delaware Investments service provider to the Fund, including the investment advisors, the Distributor and the transfer agent, shareholder servicing agent and fund accountant. The Board reviewed materials provided by Delaware Investments concerning the level of service provided to the Fund and both the costs to the Fund and the profit to Delaware Investments. Throughout the prior year, the Board also received regular reports detailing performance, the current investment strategies for the Fund and Fund expenses. In addition, at the Annual Meeting the Board separately received and reviewed independent historical and comparative reports provided by Lipper, Inc. ("Lipper") that analyzed the Funds' performance over a ten-year period, as well as actual and contractual management and total expenses. The reports also provided comparative information for performance and expenses against the Fund's peer mutual funds. In addition to information pertaining to the Fund, the Board also received similar information concerning all of the other investment companies in the Delaware Investments Family of Funds.

         In reviewing the investment management agreement for the Fund, the Board of Trustees considered the Fund's performance relative to their performance goals, peers and benchmark, the investment process and controls used in managing the Fund, the FUND'S fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Fund and quality of other services provided to the Fund in addition to investment advice.

         The Board met in executive session to consider the investment management agreements.The independent trustees also met separately with Lipper. The Board believed that management had effectively communicated with the Board and had been very responsive to the cissues raised by the Board during the previous year. The Board was pleased with the current staffing within the Funds' investment advisors during the past year, the emphasis on research, and the compensation system that had been implemented for investment advisory personnel. In particular, the Board noted that management had maintained and, in some instances, increased financial and personnel resources committed to fund management. The Board considered the overall benefits provided by Delaware Investments' strong corporate management and compliance oversight to all funds in the complex.

         In considering the investment performance of the Fund and of comparable mutual funds advised by Delaware, the Board looked at the Fund's performance relative to its peers and benchmark. The performance numbers excerpted from the materials reviewed by the Board below represent annualized total returns and are calculated using the Fund's daily net asset value. Performance numbers assume reinvestment of income distributions and capital gains on the ex-dividend date. The Fund's performance over the past one-, three- and five-year periods ended February 28, 2005 and quartile ranking of the Fund compared by Lipper to their respective peer group is as follows. The Fund's performance is ranked within its Lipper Investment Classification/Objective. A fund with the highest performance is ranked first, and a fund with the lowest performance is ranked last. The performance quartile illustrates the quartile position of the Fund within its Lipper Investment Classification/Objective. For purposes of total return, the quartiles are defined as the first quartile is the highest or best 25%; the second quartile is the next 25%; the third quartile is the next 25%; and the fourth quartile is the lowest or worst 25%.

                                                   1 YEAR          3 YEARS        5 YEARS
                                                ------------    ------------    ------------
         Delaware Tax-Free Pennsylvania Fund            ____%           ____%           ____%
                                                ___ quartile    ___ quartile    ___ quartile

         In considering the costs of the services to be provided and profits to be realized by Delaware Investments and its affiliates from the relationship with the Fund, the Board considered the service fees charged to the Fund and the fair market value of the services provided by the investment advisors.

         The Board's objective is to limit the total expense ratio of the Fund to an acceptable range as compared to the median of a peer group of comparable mutual funds. The Board took into consideration management's agreement with that objective and the means of implementing that objective, which could include certain types of remedial actions as well as potential future voluntary or contractual expense caps.

         In considering the level of the Fund's expenses, the Board reviewed the Fund's current average for its peers. The Board looked at the advisory fees of the Fund compared to their peer groups and at overall levels of expenses for the Fund compared to its respective peer group. The Fund's quartile rankings (as of the Fund's last fiscal year) for contractual management fees, actual management fees and total expenses were as follows. The Fund's expenses are ranked within the Expense Group or Expense Universe. A fund with the lowest expense is ranked first, and a fund with the highest expense is ranked last. The expense quartile illustrates the position of the Fund within the Expense Group or Expense Universe. For purposes of expenses, the quartiles are defined as: the first quartile in the lowest or best 25%; the second quartile is the next 25%; the third quartile is the next 25%; and the fourth quartile is the highest or worst 25%.

                                         CONTRACTUAL          ACTUAL
                                       MANAGEMENT FEES    MANAGEMENT FEES      TOTAL EXPENSES
                                       ---------------    ---------------      --------------
Delaware Tax-Free Pennsylvania Fund      ___ quartile       ___ quartile         ___ quartile

         The Board found each Fund's fees to be appropriate after considering these factors and generally in line with fees charged to comparable funds in the industry.

         The Manager manages several of the investment options for Delaware-Lincoln ChoicePlus and Delaware MedallionSM III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions.

         The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Fund, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from the Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                          DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS A SHARES
------------------------------------------------------------------------------------------------------
                           TOTAL AMOUNT OF
FISCAL YEAR ENDED     UNDERWRITING COMMISSIONS   AMOUNTS REALLOWED TO DEALERS   NET COMMISSION TO DDLP
-----------------     ------------------------   ----------------------------   ----------------------
     2/28/05                   $_____                       $_____                      $_____
     2/29/04                  $487,151                     $425,599                    $61,552
     2/28/03                  $436,630                     $375,373                    $61,257

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of the Fund as follows:

         FISCAL YEAR ENDED   DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS A SHARES
         -----------------   --------------------------------------------------
             2/28/05                             $_____
             2/29/04                               None
             2/28/03                               None

         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of the Fund as follows:

         FISCAL YEAR ENDED   DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS B SHARES
         -----------------   --------------------------------------------------
             2/28/05                             $_____
             2/29/04                            $36,659
             2/28/03                            $34,277

         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of the Fund as follows:

         FISCAL YEAR ENDED   DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS C SHARES
         -----------------   --------------------------------------------------
             2/28/05                             $_____
             2/29/04                             $1,037
             2/28/03                               None

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $21.25 per annum for each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis. These charges are assessed monthly on a pro rata basis and determined by using the number of accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to the Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

         The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

CAPITALIZATION

         The Trust currently offers one series of shares, Delaware Tax-Free Pennsylvania Fund. The Fund currently offers three classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of the Fund and have the same voting and other rights and preferences, as the other classes of the Fund. As a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         Prior to September 2, 1997, Delaware Group State Tax-Free Income Trust was known as DMC Tax-Free Income Trust - Pennsylvania. From May 18, 1992 to August 29, 1997, DMC Tax-Free Income Trust-Pennsylvania was known as and did business as Tax-Free Pennsylvania Fund. Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund.

NONCUMULATIVE VOTING

         THE TRUST'S SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF THE TRUST VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE TRUSTEES IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY TRUSTEES.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent registered public accounting firm for Delaware Group State Tax-Free Income Trust and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent registered public accounting firm, for the fiscal year ended February 28, 2005, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--INVESTING IN PENNSYLVANIA TAX-EXEMPT OBLIGATIONS

         The following information constitutes only a brief summary, does not purport to be a complete description, and is derived from official statements prepared in connection with the issuance of bonds and notes of the Commonwealth of Pennsylvania (the "Commonwealth"), comprehensive annual financial statements (CAFRs) of the Commonwealth, and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the Commonwealth or of local government units located in the Commonwealth. The Fund has not independently verified this information.

         [The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The Constitution of the Commonwealth of Pennsylvania places a claim on revenues of the Commonwealth as security for the payment of principal and interest on all debt of the Commonwealth. Legislation enacted with the adoption of the fiscal year 2003 budget established a Budget Stabilization Reserve Fund. The Budget Stabilization Reserve Fund is intended to accumulate a balance equal to 6 percent of General Fund Revenues. Beginning in fiscal year 2003 (FY2003), 25% of any fiscal year end surplus is to be deposited into the Budget Stabilization Fund. The Commonwealth ended fiscal year 2003 with an unappropriated surplus of $279.1 million and 25% of that amount, or $69.8 million, was transferred to the Budget Stabilization Reserve Fund. Moneys held in this Fund may be appropriated only upon the recommendation of the Governor and the approval of a separate appropriation bill by a vote of two-thirds of the members of both houses of the General Assembly.

         Continued slow growth in the national economy since the recession of 2001 impacted the Commonwealth tax and revenue collections in FY2003. Economic conditions in the state did start to show signs of a turnaround starting tin the second half of 2003. Actual fiscal year 2003 Commonwealth revenues were below estimate by 2.3% or $497.6 million. Audited GAAP basis information for FY2003 was not available at the time of the publication of this SAI. The following financial information is presented on a budgetary basis of accounting.

         Total FY2003 Commonwealth revenues net of reserve for tax refunds and including intergovernmental transfers and additional resources were $21,808.5 million. Actual expenditures from FY2003 appropriations were 1.4% or $295.7 million below the original enacted amounts for FY2003. Total expenditures net of appropriation lapses and including intergovernmental transfers and expenditures from additional resources totaled $21,671.9 million. As a result of financial operations during FY2003, efforts to reduce expenditures and the General Assembly's repeal of the transfer of $300 million from the General Fund to the Budget Stabilization Reserve Fund, the unappropriated surplus balance increased by $136.6 million prior to the statutorily required 25 percent of transfer to the Budget Stabilization Reserve Fund. As a result, the FY2003 final unappropriated surplus balance was $209.3 million as of June 30, 2003. The estimated ending unappropriated surplus balance for FY2004 is projected to fall to $43,5 million

         Revenues available to the Commonwealth (including intergovernmental transfers, additional resources and prior to reserves for refunds) increased 11.0% from FY2002 levels. FY2003 revenues totaled $21,808.5 million, an increase of $2.2 billion over FY2002 revenues. Commonwealth taxes and revenues, prior to reserves for refunds, increased by $1.3 billion to $21,314.5 million in FY2003, a 6.3% increase. This increase in tax revenues was primarily due to increases for certain Commonwealth taxes enacted with the fiscal 2003 budget. While Commonwealth revenues increased year over year, revenues were below estimate enacted with the fiscal 2003 budget. Commonwealth taxes and revenues (prior to reserves for tax refunds) totaled $21,314.5 million, $497.6 million (2.3%) below the estimate made at the time the FY2003 budget was enacted. Most major Commonwealth tax categories performed below the estimated amount for FY2003. Corporate tax receipts were below estimate by $173.3 million or 4.4%, including corporate net income tax receipts, which were $201.2 million, or 12.6% below the estimate. Sales tax collections, the Commonwealth's largest tax source, were below the FY2003 estimate by $12.1 million or 0.2%. Personal income tax receipts were below estimate by $289.9 million or 3.9%. Within the personal income tax category, receipts from withholding collections were $129.4 million or 2.2% below estimate. Non-withholding personal income tax receipts were also below estimate by $160.5 million or 10.2%. Non-tax revenues, particularly earnings on investments and escheats, exceeded estimate by $15.7 million or 2%. Reserves for tax refunds in FY2003 were $929.6 million, a decrease of $37.6 million or 3.9% from FY2002 levels.

         Commonwealth expenditures of appropriations, including supplemental appropriations, intergovernmental transfers and additional resources, and net of appropriation lapses, totaled $21,671.9 million, representing an increase of $797.5 million or 3.8% from FY2002 levels. A total of $466.9 million in appropriations were lapsed in FY2003 as part of a comprehensive effort by the executive branch to limit expenditures in response to revenue collections below the estimate enacted with the 2003 budget. The FY2003 budget relied on intergovernmental transfers for a larger portion of medical assistance costs than in fiscal 2002. Intergovernmental transfers replaced $844.6 million of General Fund medical assistance costs in FY2003 compared to $549.6 million in FY2002. Expenditures normally funded from Commonwealth revenues, but which were funded from additional resources in fiscal year 2003 totaled $578.9 million. These expenditures included $380.4 million in General Fund debt service that was paid from other available funds, including the proceeds of a May 2002 refunding bond issued by the Pennsylvania Industrial Development Authority as well as $198.5 million in long term care costs that were paid from Tobacco Settlement Fund revenues. In addition, $300 million had been appropriated from the General Fund in FY2003 for transfer to the Budget Stabilization Reserve Fund. This transfer, however, was repealed by the General Assembly during FY2003 as part of the enactment of the FY2004 budget.

         The enacted FY2004 budget, as approved by the Governor on December 23, 2003, provided $21,763.4 million of appropriations from the Commonwealth revenues, an increase of 6.7% over appropriations for FY2003. Commonwealth revenues are budgeted to total $21,156.6, an increase of 3.8% over FY2003 actual receipts. The difference between the amount of projected revenues and appropriations budgeted is to be taken from the revised beginning balance of $196.2 million and from $411.0 million of available federal fiscal relief.

         The initial FY2004 budget estimate for Commonwealth revenues were prepared in March 2003 at the time of budget enactment based upon a "low growth" economic forecast for national real gross domestic product during the second quarter of 2003 to the second quarter of 2004. The forecast anticipated that growth in the national economy would be below average due to the uncertainties at that time, particularly regarding the potential for war with Iraq, increase in the unemployment rate, and sluggish growth in personal income and personal consumption. Performance of the Pennsylvania economy was anticipated to follow closely the national rate. As a result, Commonwealth revenues in FY2004 were projected to total $20,767.3 million, a decrease of 2.6% from FY2003. However, through December 2003, Commonwealth revenues were $458 million, or 3.0% over the budget estimate. As part of the final enactment in December 2003 of remaining portions of the FY2004 budget, certain Commonwealth taxes and fees were increased to provide $794 million of additional FY2004 revenues and the original budget estimate of certified revenues was increased by $630 million, or 3.0%, to reflect improving economic conditions since March 2003.

         As part of the fiscal year 2004 budget certain tax, fee, and other revenue enhancement items totaling $794 million were enacted. Major components of the $794 million increase are: (i) an increase in the personal income tax rate from 2.8% to 3.07%, which is estimated to provide $301.7 million in FY2004;
(ii) and extension of the gross receipts tax to cellular and interstate telecommunications, which is estimated to provide $222.4 million; (iii) revisions to the law regarding the escheating of property to the Commonwealth, which is estimated to provide $190 million; (iv) a continued partial deferral of the scheduled reduction in the capital stock and franchise tax, which is estimated to provide $60.7 million; (v) an increase of 10 cents per pack to the cigarette tax, which is estimated to provide $25.4 million; and (vi) various other minor revisions, including tax cuts, which combine to total net increase in Commonwealth revenues of $794 million in fiscal year 2004.

         The FY2004 budget was enacted in two parts in March and December 2003. As enacted in March 2003, the FY2004 budget provided $16,166.6 million of appropriations of Commonwealth revenues, a decrease of $4,500 million, or 22% from FY2003 appropriations. This decrease is the result of the decision by the Governor to veto $4,111.3 million in appropriations for aid to local school districts. An additional $731.6 million in non-preferred appropriations for aid to certain Commonwealth higher education institutions, which was included in the Governor's proposed 2004 budget, was not enacted by the General Assembly in March 2003. On December 2003 the remaining portions of the FY2004 budget were enacted, providing appropriations totaling $21,763.4 million, an increase of 6.7% from FY2003. A significant portion of the increase, $478.2 million, was utilized to restore appropriation cuts enacted in March 2003. The enacted FY2004 budget reduces the uses of non-recurring revenue sources and reliance on intergovernmental transactions by nearly $1.0 billion, a decrease of 45%. Intergovernmental transfers of $643.7 million are offsetting a corresponding amount of medical assistance and long-term care expenditures, and a total of $411.0 million in available federal fiscal relief was utilized for the FY2004 budget.

         As part of his FY2004 budget proposal, the Governor proposed two major program expansions that have yet to be enacted by the General Assembly. In education, the Governor proposed to shift a substantial portion of local public school costs from local property taxes levied by school districts to an increased subsidy payment to school districts by the Commonwealth. The proposal expects to increase, over time, the Commonwealth's subsidy of local public school costs to 50% of total costs in aggregate. Funds for education at the local level totaling nearly $1.0 billion are proposed to be funded from taxes realized from the legislation of slot machines at racetracks in the state. The increased level of education funding from the Commonwealth would be used to reduce local property taxes by an equal amount. The Governor has also proposed an economic stimulus plan for the Commonwealth to provide additional funding to be combined with private investments to invest in economic development projects within the state. Investments are to be directed to blighted rural, urban, and suburban sites to be re-developed to spur the location of new job-creating businesses. The funding for the economic stimulus program is proposed to come from $2,200 million of debt issued over more than 3 fiscal years. The proposed debt would be composed of (I) $750 million of capital budget debt in addition to that anticipated to support the current capital budget program and (ii) $1,450 million of debt to be repaid from annual budget appropriations. As of mid-March, the Governor's property tax and economic stimulus proposals were being considered by the PA General Assembly.

         On February 3, 2004, the Governor submitted a proposed fiscal year 2005 budget to the General Assembly. The proposed budget recommends appropriations totaling $22.7 billion, which represents an increase of 4.3% over the FY2004 revised appropriations. The Governor's budget proposal includes two bonding proposals totaling $1,050,000 million in new borrowing, which will require voter approval.

         Pennsylvania is the sixth most populous state, behind California, Texas, New York, Florida, and Illinois. Pennsylvania is an established state with a diversified economy. Pennsylvania has historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel, and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified economic base. The economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions.

         Non-agricultural employment in Pennsylvania over the ten years ending in 2003 increased at an average annual rate of 1% compared to 1.1% for the Middle Atlantic region and 1.4% growth rate for the nation. For the five years ending with 2003, non-agricultural employment in the Commonwealth has increased 2%. During the same period, manufacturing employment has declined 23.8% to 716,800. The unemployment rate in Pennsylvania for December 2003 stood at a seasonably adjusted rate of 4.6% versus a national rate of 6%.

         Personal income in the Commonwealth for 2002 was $390.5 billion, an increase of 3.2 percent over the prior year. This compares to national personal income growth of 2.4%. According to the State Tax Equalization Board, the Commonwealth has a market value of taxable real property of $467 billion in 2002. This market value has grown at a compound annual rate of 4.7% since 1993.

         The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees, and employees of certain state-related organizations. State employees are members of the State Employees' Retirement System ("SERS'). Public school employees are members of the Public School Employees' Retirement System ("PSERS"). As of December 30, 2002, the SERS Retirement fund had net assets of $42,492 million and an unfunded actuarial accrued liability of $2,212 million. As of June 30, 2003, the PSERS Retirement fund has plan net assets of $20,880 million and an unfunded actuarial liability of $2,500 million.

         The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate-approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

         Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere. As of June 30, 2003, the Commonwealth had $6.767 billion of net general obligation debt outstanding.

         Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency that provides financing for housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally handicapped. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

         The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment, and to make lease payments for the use of such property and equipment. Some of these leases and their respective lease payments are, with Commonwealth approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments due from Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth. As of June 30, 2003, such lease obligations totaled $681 million.

         Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and are not a statutory or moral obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. In addition, the Commonwealth maintains pension plans covering state employees, public school employees and employees of certain state-related organizations.

         The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on June 15, 1999. No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1994. Its ability to refund existing outstanding debt is unrestricted. PICA had $806.4 million in special revenue bonds outstanding as of June 30, 2003. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

         There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations.]

APPENDIX B - DESCRIPTION OF RATINGS

         The following paragraphs contain excerpts from Moody's, S&P's and Fitch's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

MOODY'S INVESTORS SERVICE, INC.
BOND RATINGS

AAA:             Bonds which are rated Aaa are judged to be of the best quality.
                 They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.

P-1: Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.

P-2: Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

P-3: Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

MUNICIPAL NOTE RATINGS

Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1:    This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:    This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3:    This designation denotes favorable quality. All security
                 elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4:    This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S
BOND RATINGS

AAA: Highest-grade obligations; extremely strong capacity to pay principal and interest.

AA: Also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest.

A: Strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances.

BBB: Regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

BB, B,           Regarded, on balance, as having significant speculative
CCC, CC, C:      characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely and some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D:               In default.

COMMERCIAL PAPER RATINGS

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. A plus (+) designation is applied only to those issues rated A-1 which possess extremely strong characteristics.

A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory, however, the relative degree of safely is not as high as for issues designated A-1.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTE RATINGS

An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:            Speculative capacity to pay principal and interest.

FITCH, INC.
BOND RATINGS

AAA Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

BBB Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

BB,              Not investment grade; predominantly speculative with respect to
CCC,             the issuer's capacity to repay interest and repay principal in
CC, C:           accordance with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits

           (a)  Agreement and Declaration of Trust.

                (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed February 29, 2000.

                (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment
                      No. 44 filed February 29, 2000.

           (b) By-Laws. Amended and Restated By-Laws (August 19, 2004) attached as Exhibit.

           (c)  Copies of All Instruments Defining the Rights of Holders.

                (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 44 filed February 29, 2000.

                (2) By-Laws. Article II of Amended and Restated By-Laws attached as Exhibit (b).

           (d)  Investment Management Agreement.

                (1) Executed Investment Management Agreement (May 1, 2000) between Delaware Management Company and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No 46 filed April 30, 2001.

           (e)  (1)   Distribution Agreement.

                      (i) Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                      (ii) Executed Financial Intermediary Distribution
                           Agreement (January 1, 2001) between Delaware
                           Distributors, L.P. and Lincoln Financial
                           Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                      (iii)Executed Appendix A (December 20, 2001) to Financial
                           Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                (2) Dealer's Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                (3) Vision Mutual Fund Gateway Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 30, 2003.

                (4) Registered Investment Advisers Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 30, 2003.

                (5) Bank/Trust Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 30, 2003.

           (f)  Inapplicable.

           (g)  Custodian Agreement.

                (1) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                      (i) Executed Amendment (July 1, 2001) to Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 30, 2003.

           (h)    Other Material Contracts.

                (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                      (i) Executed Schedule A (August 24, 2001) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 30, 2003.

                      (ii) Executed Schedule B (December 2, 2004) to Shareholder
                           Services Agreement attached as Exhibit.

                (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                      (i) Executed Schedule B (May 16, 2002) to Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 30, 2003.

                      (ii) Executed Amendment No. 29 (December 1, 2004) to Fund
                           Accounting Agreement attached as Exhibit.

           (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 44 filed February 29, 2000.

           (j) Consent of Independent Registered Public Accounting Firm. To be filed by Amendment.

           (k-l)Inapplicable.

           (m)  Plans under Rule 12b-1.

                (1) Plan under Rule 12b-1 for Class A (April 19, 2001) on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                (2) Plan under Rule 12b-1 for Class B (April 19, 2001) on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

                (3) Plan under Rule 12b-1 for Class C (April 19, 2001) on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 30, 2002.

           (n) Plan under Rule 18f-3. Incorporated into this filing by reference to Post-Effective Amendment No 46 filed April 30, 2001.

           (o)  Inapplicable.

           (p)  Code of Ethics.

                (1)   Code of Ethics of the Registrant attached as Exhibit.

                (2) Code of Ethics of Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. attached as Exhibit.

                (3) Code of Ethics of Lincoln Financial Distributors, Inc. attached as Exhibit.

           (q)  Trustees' Power of Attorney. Attached as Exhibit.

Item 24.   Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the Amended and Restated By-Laws attached as Exhibit (b).

Item 26.   Business and Other Connections of Investment Advisor.

           (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global and International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax Free Fund, Delaware Group Tax Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

           (b) The following persons serving as trustees/directors or officers of the Manager have held the following positions during the past two years. The principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094, unless noted otherwise.

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Jude T. Driscoll                       President/Chief Executive Officer and during the past two years has served in similar capacities at affiliates of the Manager.

                                       President/Chief Executive Officer and Director, Lincoln National Investment Companies,
                                       Inc. and LNC Administrative Services Corporation

                                       Director of HYPPCO Finance Company Ltd.

John C. E. Campbell                    Executive Vice President/Global Marketing & Client Services and during the past two years has served in similar capacities at affiliates of the Manager.

Patrick P. Coyne                       Executive Vice President/Managing Director/Chief Investment Officer - Equity
                                       and during the past two years has served in similar capacities at affiliates of the Manager.

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income
                                       of Lincoln National Investment Companies, Inc.

                                       President and Director of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Joseph H. Hastings                     Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of Delaware
                                       Management Company, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                       Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware
                                       Management Company, Inc., Delaware Service Company, Inc., Delaware Management Business
                                       Trust, Lincoln National Investment Companies, Inc. and LNC Administrative Services
                                       Corporation

                                       Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                                       Management Trust Company

                                       Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.
                                       and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Interim Chief Financial Officer/Controller of Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust)

                                       Executive Vice President of Delaware Distributors, Inc. and Delaware Distributors, L.P.

Richelle S. Maestro                    Executive Vice President/General Counsel/Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management and Delaware
                                       Lincoln Cash Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Delaware General
                                       Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                       Delaware Distributors, Inc., Retirement Financial Services, Inc., Lincoln National
                                       Investment Companies, Inc. and LNC Administrative Services Corporation

                                       Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Business Trust and Delaware Distributors, L.P.

                                       Senior Vice President/General Counsel/Secretary of Delaware Management Trust Company

                                       Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc. and
                                       Lincoln National Income Fund, Inc.

                                       General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.

See Yeng Quek                          Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income and
                                       Director/Trustee of Delaware Management Holdings, Inc., Delaware Management Business
                                       Trust and Lincoln National Investment Companies, Inc.

                                       Director/Trustee of DHM Corp., Delaware Investments U.S., Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc. and HYPPCO Finance Company Ltd.

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Gerald S. Frey                         Managing Director/Chief Investment Officer - Growth Investing of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                       Management Business Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds

Douglas L. Anderson                    Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc.,
                                       Retirement Financial Services, Inc. and Delaware Distributors, L.P

                                       Senior Vice President/Operations and Director of Delaware Management Trust Company

Robert L. Arnold                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds

Marshall T. Bassett                    Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds

Christopher S. Beck                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds

Michael P. Bishof                      Senior Vice President/Investment Accounting of Delaware Management Company, Delaware
                                       Capital Management (each a series of Delaware Management Business Trust), Delaware
                                       Service Company, Inc. and Delaware Distributors, L.P.

                                       Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust)

                                       Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

                                       Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.

Brian L. Murray, Jr.(1)                Senior Vice President/Compliance Director of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust

                                       Interim Chief Compliance Officer of each fund in the Delaware Investments Family of Funds

                                       Senior Vice President/Compliance Director/Assistant Secretary of Delaware Management
                                       Trust Company

                                       Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                       Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                       Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Business
                                       Trust, Delaware Distributors, L.P., and each fund in the Delaware Investments Family of
                                       Funds

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Ryan K. Brist                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Managing Director/Co-Head - Fixed Income of Delaware Management
                                       Company, Delaware Investment Advisers and Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President of Lincoln National Income Fund, Inc.

Timothy G. Connors                     Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust), Delaware Management Holdings, Inc., Delaware Management Business Trust, Lincoln
                                       National Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                       Funds

Nancy M. Crouse                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds

George E. Deming                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Director of Delaware International Advisers Ltd.

Robert J. DiBraccio                    Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust)

John B. Fields                         Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Trustee of Delaware Management Business Trust

Jonathan Hatcher(2)                    Senior Vice President/Senior Fixed Income Analyst III of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Research Analyst of each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior High Yield Analyst of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)

Carolyn McIntyre(3)                    Senior Vice President/Human Resources of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       Delaware General Management, Inc., Delaware Management Business Trust and Lincoln
                                       National Investment Companies, Inc.

Susan L. Natalini                      Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)

D. Tysen Nutt(4)                       Senior Vice President/Head of Large Cap Value of each fund in the Delaware Investments
                                       Family of Funds

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Francis X. Morris                      Director - Fundamental Research/Senior Portfolio Manager of Delaware Management Company
                                       (a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Senior Portfolio Manager of Delaware General Management, Inc.

                                       Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)

John J. O'Connor                       Senior Vice President/Investment Accounting of Delaware Management Company (a series of
                                       Delaware Management Business Trust) and Delaware Service Company, Inc.

                                       Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments Family of Funds

Philip R. Perkins(5)                   Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                       Delaware Investment Adviser (each a series of Delaware Management Business Trust)

Timothy L. Rabe                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)  and each fund in the Delaware Investments Family of Funds

Paul M. Ross                           Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)

James L. Shields                       Senior Vice President/Chief Information Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Retirement Financial Services, Inc. and
                                       Delaware Distributors, L.P.

David Starer(6)                        Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds

Ward W. Tatge                          Senior Vice President/Director of Fixed Income Research of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Gary T. Abrams                         Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

Christopher S. Adams                   Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company (a
                                       series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior Equity Analyst I of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)

Fred C. Aldridge, Jr.                  Vice President/Special Counsel to Directors/Trustees of each fund in the Delaware
                                       Investments Family of Funds

Renee E. Anderson                      Vice President/Portfolio Manager/Senior Equity Analyst II of Delaware Management Company
                                       (a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Damon J. Andres                        Vice President/Senior Fixed Income Portfolio Manager I of Delaware Management Company (a
                                       series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust)

                                       Vice President of Lincoln National Convertible Securities Fund, Inc.

Joseph R. Baxter                       Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Head of Municipal Bond Investments of each fund in the Delaware
                                       Investments Family of Funds

Richard E. Biester                     Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

Vincent A. Brancaccio                  Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

Michael P. Buckley                     Vice President/Portfolio Manager/Director of Municipal Research of Delaware Management
                                       Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust)

                                       Vice President/Portfolio Manager/Senior Municipal Bond Analyst of each fund in the Delaware Investments Family of Funds

MaryEllen M. Carrozza                  Vice President/Client Services of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware General
                                       Management, Inc. and each fund in the Delaware Investments Family of Funds

Steven G. Catricks                     Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds

Stephen R. Cianci                      Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)

Robert F. Collins(7)                   Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

David F. Connor                        Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware Management Company,
                                       Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement Financial
                                       Services, Inc., Delaware Management Trust Company, Delaware Management Business Trust,
                                       Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and each fund in the Delaware Investments Family of
                                       Funds

                                       Secretary of Lincoln National Convertible Securities Fund, Inc. and Lincoln National
                                       Income Fund, Inc.

Scott E. Decatur(8)                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investment Family of Funds

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Joseph F. DeMichele                    Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Vice President/Senior High Grade Trading of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)

Joel A. Ettinger                       Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                                       Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                       General Management, Inc., Delaware Management Company, Inc., Delaware Service Company,
                                       Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc., Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds

Phoebe W. Figland                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds

Joseph Fiorilla                        Vice President/Trading Operations of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

Charles E. Fish                        Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

Clifford M. Fisher(9)                  Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

Denise A. Franchetti                   Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds

Brian Funk                             Vice President/Senior High Yield Analyst of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

James A. Furgele                       Vice President/Investment Accounting of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware Service Company,
                                       Inc. and each fund in the Delaware Investments Family of Funds

Brent C. Garrells                      Vice President/ High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Daniel V. Geatens                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds

Stuart M. George                       Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

Barry Gladstein                        Vice President/Portfolio Analyst of Delaware Management Company and Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust) and each fund in the Delaware Investments Family of Funds

Paul Grillo                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Brian T. Hannon                        Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

Michael E. Hughes                      Vice President/Senior Equity Analyst I of each fund in the Delaware Investments Family of
                                       Funds

Jeffrey W. Hynoski                     Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Jordan L. Irving(10)                   Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

Cynthia Isom                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Kenneth R. Jackson                     Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Roseanne L. Kropp                      Vice President/Senior Equity Analyst II - High Yield of each fund in the Delaware
                                       Investments Family of Funds

Nikhil G. Lalvani                      Vice President/Senior Equity Analyst I of each fund in the Delaware Investments Family of
                                       Funds

Steven T. Lampe                        Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds

Kevin S. Lee                           Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                                       Financial Services, Inc., Delaware Management Trust Company, Delaware Management Business
                                       Trust, Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and LNC Administrative Services Corporation

Anthony A. Lombardi(11)                Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

Andrew M. McCullagh, Jr.               Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Michael S. Morris                      Vice President/Portfolio Manager of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of
                                       Funds

John R. Murray                         Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

Patrick J. O'Brien                     Vice President/Equity Analyst of each fund in the Delaware Investments Family of Funds

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
David P. O'Connor                      Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                       Distributors, Inc. Retirement Financial Services, Inc., Delaware Management Business
                                       Trust, Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and each fund in the Delaware Investments Family of
                                       Funds

Philip O. Obazee(12)                   Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Donald G. Padilla                      Vice President/Equity Analyst II of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst II  of each fund in the Delaware Investments Family of Funds

Richard Salus                          Vice President/Deputy Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                       Company, Inc., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                       Corporation and LNC Administrative Services Corporation

                                       Vice President/Assistant Controller of Delaware Service Company, Inc., Delaware
                                       Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Trust
                                       Company, Delaware Management Business Trust and Delaware Distributors, L.P.

Kevin C. Schildt                       Vice President/Senior Municipal Credit Analyst of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of
                                       Funds

Richard D. Seidel                      Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Investments, U.S., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Lincoln Investment
                                       Companies, Inc. and LNC Administrative Services Corporation

                                       Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., Delaware
                                       Service Company, Inc. and Delaware Distributors, L.P.

Thomas Socha                           Vice President/Senior Fixed Income Analyst of each fund in the Delaware Investments
                                       Family of Funds

Brenda L. Sprigman                     Vice President/Business Manager - Fixed Income of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

Matthew J. Stephens                    Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

David E. Sulpizi                       Vice President/Senior Fixed Income Analyst of each fund in the Delaware Investments
                                       Family of Funds

NAME AND PRINCIPAL                     POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS
BUSINESS ADDRESS*                      AFFILIATES AND OTHER POSITIONS & OFFICES HELD
------------------------------------   ----------------------------------------------------------------------------------------
Michael T. Taggart                     Vice President/Facilities & Administrative Services of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                       Delaware Service Company, Inc., Delaware Distributors, Inc. and Delaware Distributors,
                                       L.P.

Matthew Todorow(13)                    Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Robert A. Vogel, Jr.(14)               Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

Lori P. Wachs                          Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Laura A. Wagner                        Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds

Chris Welker                           Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

James J. Wright                        Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

Erik E. Zipf                           Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds

(1)  ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.
(2)  SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(3)  HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(4)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.
(5)  MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(6)  SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
(7)  CO-MANAGER, PNC Advisors, 2000-2004.
(8) QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002.
(9)  VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(10) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(11) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(12) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
(13) EXECUTIVE DIRECTOR/PORTFOLIO MANAGER, Morgan Stanley Investment Management, 1994-2003.
(14) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.

Item 27.   Principal Underwriters.

           (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

           (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. The principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094, unless noted otherwise.

NAME & PRINCIPAL
BUSINESS ADDRESS                        POSITION & OFFICES WITH UNDERWRITER           POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------   -------------------------------------------   --------------------------------------------
Delaware Distributors, Inc.             General Partner                               None
Delaware Capital Management             Limited Partner                               None
Delaware Investment Advisers            Limited Partner                               None
Kevin J. Lucey                          President/Chief Executive Officer             None
Joseph H. Hastings                      Executive Vice President                      None
Richelle S. Maestro                     Executive Vice President/General Counsel/     Executive Vice President/General Counsel/
                                        Secretary                                     Secretary (Chief Legal Officer)
Philip N. Russo                         Executive Vice President/Chief Financial      None
                                        Officer

NAME & PRINCIPAL
BUSINESS ADDRESS                        POSITION & OFFICES WITH UNDERWRITER           POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------   -------------------------------------------   --------------------------------------------
Douglas L. Anderson                     Senior Vice President/Operations              None
Michael P. Bishof                       Senior Vice President/Investment Accounting   Senior Vice President/Chief Financial
                                                                                      Officer
Thomas M. McConnell                     Senior Vice President/Senior 529 Plans        None
                                        Product Manager
Carolyn McIntyre                        Senior Vice President/Human Resources         None
Brian L. Murray, Jr.                    Senior Vice President/Chief Compliance        Senior Vice President/Chief Compliance
                                        Officer                                       Officer
Daniel J. Perullo                       Senior Vice President/Eastern Director,       None
                                        Institutional Sales
Robert E. Powers                        Senior Vice President/Senior Domestic Sales   None
                                        Manager
James L. Shields                        Senior Vice President/Chief Information       None
                                        Officer
Trevor M. Blum                          Vice President/Senior Consulting              None
                                        Relationship Manager
Elisa C. Colkitt                        Vice President/Broker Dealer Operations &     None
                                        Service Support
David F. Connor                         Vice President/Deputy General                 Vice President/Deputy General
                                        Counsel/Assistant Secretary                   Counsel/Assistant Secretary
Joel A. Ettinger                        Vice President/Taxation                       Vice President/Taxation
Susan T. Friestedt                      Vice President/Retirement Services            None
Edward M. Grant                         Vice President/Defined Contribution Sales     None
                                        Manager
Jeffrey M. Kellogg                      Vice President/Senior Product                 None
                                        Manager/Communications Manager
David P. O'Connor                       Vice President/Associate General              Vice President/Associate General
                                        Counsel/Assistant Secretary                   Counsel/Assistant Secretary
Robinder Pal                            Vice President/Senior Retail e-Business/      None
                                        Production Services Manager
Mary A. Papamarkou                      Vice President/Product Service Consultant     None
Richard  Salus                          Vice President/Controller                     None
Richard D. Seidel                       Vice President/Assistant Treasurer            None
Theresa L. Sabol                        Vice President/Defined Contribution Sales     None
                                        Manager
Michael T. Taggart                      Vice President/Facilities & Administrative    None
                                        Services

           (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

           (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

NAME & PRINCIPAL
BUSINESS ADDRESS                         POSITION & OFFICES WITH LFD                  POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------    ------------------------------------------   --------------------------------------------
Westley V. Thompson                      President/Chief Executive Officer and        None
                                         Director
David M. Kittredge                       Senior Vice President/Chief Operating        None
                                         Officer and Director
Margaret Skinner                         Director                                     None
Frederick J. Crawford(1)                 Vice President/Treasurer                     None
Patrick Caufield(2)                      Vice President/Chief Compliance Officer      None
Keith J. Ryan(3)                         Financial Officer                            None

NAME & PRINCIPAL
BUSINESS ADDRESS                         POSITION & OFFICES WITH LFD                  POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------    ------------------------------------------   --------------------------------------------
Cynthia A. Rose(3)                       Secretary                                    None

(1) 1500 Market Street, Philadelphia, PA 19103
(2) 350 Church Street, Hartford, CT 06103
(3) 1300 Clinton Street, Fort Wayne, IN 46802

           (c) Not applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.   Management Services.  None.

Item 30.   Undertakings. None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of April, 2005.

                                      DELAWARE GROUP STATE TAX-FREE INCOME TRUST

                                      By:      Jude T. Driscoll
                                           ------------------------------------
                                               Jude T. Driscoll
                                               Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                 Title                                                 Date
--------------------------------------    -----------------------------------------------   --------------
Jude T. Driscoll                          Chairman/President/Chief Executive Officer        April 26, 2005
--------------------------------------    (Principal Executive Officer) and Trustee
Jude T. Driscoll

                                     *    Trustee                                           April 26, 2005
--------------------------------------
Thomas L. Bennett

                                     *    Trustee                                           April 26, 2005
--------------------------------------
John A. Fry

                                     *    Trustee                                           April 26, 2005
--------------------------------------
Anthony D. Knerr

                                     *    Trustee                                           April 26, 2005
--------------------------------------
Lucinda S. Landreth

                                     *    Trustee                                           April 26, 2005
--------------------------------------
Ann R. Leven

                                     *    Trustee                                           April 26, 2005
--------------------------------------
Thomas F. Madison

                                     *    Trustee                                           April 26, 2005
--------------------------------------
Jan L. Yeomans

                                     *    Trustee                                           April 26, 2005
--------------------------------------
J. Richard Zecher

                                     *    Senior Vice President/Chief Financial Officer     April 26, 2005
--------------------------------------    (Principal Financial Officer)
Michael P. Bishof

                                     * By:         Jude T. Driscoll
                                           ---------------------------------
                                                   Jude T. Driscoll
                                                  as Attorney-in-Fact
                                           for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.     Exhibit
------------    ----------------------------------------------------------------
EX-99.B         Amended and Restated By-Laws (August 19, 2004)

EX-99.H1(ii)    Executed Schedule B (December 2, 2004) to Shareholder Services
                Agreement

EX-99.H2(ii)    Executed Amendment No. 29 (December 1, 2004) to Fund Accounting
                Agreement

EX-99.P1        Code of Ethics of the Registrant

EX-99.P2 Code of Ethics of Delaware Management Company, a series of Delaware Management Business Trust, and Delaware
                Distributors, L.P.

EX-99.P3        Code of Ethics of Lincoln Financial Distributors, Inc.

EX-99.Q         Trustees' Power of Attorney